UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number               811-21993

                                        RevenueShares ETF Trust
(Exact name of registrant as specified in charter)

One Commerce Square

2005 Market Street, Suite 2020
                                                  Philadelphia, PA 19103
(Address of principal executive offices) (Zip code)

Vincent T. Lowry

One Commerce Street

2005 Market Street, Suite 2020

                                        Philadelphia, PA 19103
(Name and address of agent for service)

Registrant's telephone number, including area code:      1-888-854-8181

Date of fiscal year end:      June 30

Date of reporting period: September 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Schedule of Investments

REVENUESHARES LARGE CAP FUND
SEPTEMBER 30, 2015 (UNAUDITED)

Investments	Shares	Value
COMMON STOCKS—99.8%
Automobiles & Components—3.6%
BorgWarner, Inc.	5,640	$234,567
Delphi Automotive PLC	6,300	479,052
Ford Motor Co.	302,379	4,103,283
General Motors Co.	150,234	4,510,025
Goodyear Tire & Rubber Co. (The)	17,708	519,376
Harley-Davidson, Inc.	3,324	182,488
Johnson Controls, Inc.	29,562	1,222,684
Total Automobiles & Components		11,251,475
Banks—3.8%
Bank of America Corp.	151,118	2,354,418
BB&T Corp.	7,367	262,265
Citigroup, Inc.	40,993	2,033,663
Comerica, Inc.	1,832	75,295
Fifth Third Bancorp	8,425	159,317
Hudson City Bancorp, Inc.	1,489	15,143
Huntington Bancshares, Inc.	7,870	83,422
JPMorgan Chase & Co.	43,695	2,664,084
KeyCorp	8,890	115,659
M&T Bank Corp.(a)	1,090	132,925
People's United Financial, Inc.	2,363	37,170
PNC Financial Services Group, Inc. (The)	5,043	449,836
Regions Financial Corp.	15,615	140,691
SunTrust Banks, Inc.	5,894	225,387
U.S. Bancorp	13,249	543,341
Wells Fargo & Co.	47,608	2,444,671
Zions Bancorporation	2,225	61,277
Total Banks		11,798,564
Capital Goods—8.3%
3M Co.	6,603	936,107
Allegion PLC	1,034	59,620
AMETEK, Inc.	2,308	120,755
Boeing Co. (The)	21,232	2,780,330
Caterpillar, Inc.(a)	21,612	1,412,560
Cummins, Inc.(a)	4,939	536,277
Danaher Corp.	6,988	595,447
Deere & Co.	12,351	913,974
Dover Corp.(a)	3,627	207,392
Eaton Corp. PLC	12,017	616,472
Emerson Electric Co.	15,876	701,243
Fastenal Co.(a)	3,043	111,404
Flowserve Corp.	3,368	138,560
Fluor Corp.	13,766	582,990
General Dynamics Corp.	6,833	942,612

Investments	Shares	Value
General Electric Co.	167,522	$4,224,905
Honeywell International, Inc.	11,959	1,132,398
Illinois Tool Works, Inc.	5,044	415,172
Ingersoll-Rand PLC	7,093	360,112
Jacobs Engineering Group, Inc.*	9,750	364,942
Joy Global, Inc.(a)	5,795	86,519
L-3 Communications Holdings, Inc.	3,304	345,334
Lockheed Martin Corp.	6,653	1,379,233
Masco Corp.	8,741	220,098
Northrop Grumman Corp.	4,277	709,768
PACCAR, Inc.	10,450	545,177
Parker-Hannifin Corp.	3,744	364,291
Pentair PLC	3,786	193,237
Precision Castparts Corp.	1,315	302,069
Quanta Services, Inc.*(a)	9,867	238,880
Raytheon Co.	6,549	715,544
Rockwell Automation, Inc.	1,878	190,561
Rockwell Collins, Inc.	1,876	153,532
Roper Technologies, Inc.	682	106,869
Snap-on, Inc.	688	103,847
Stanley Black & Decker, Inc.	3,425	332,157
Textron, Inc.	10,318	388,370
United Rentals, Inc.*	2,574	154,569
United Technologies Corp.	21,081	1,875,998
W.W. Grainger, Inc.(a)	1,368	294,134
Xylem, Inc.	3,471	114,022
Total Capital Goods		25,967,481
Commercial & Professional Services—0.6%
ADT Corp. (The)(a)	3,354	100,285
Cintas Corp.	1,578	135,314
Dun & Bradstreet Corp. (The)	469	49,245
Equifax, Inc.	786	76,383
Nielsen Holdings PLC	4,067	180,859
Pitney Bowes, Inc.	5,398	107,150
Republic Services, Inc.	6,715	276,658
Robert Half International, Inc.	2,875	147,085
Stericycle, Inc.*	600	83,586
Tyco International PLC	8,556	286,284
Waste Management, Inc.	8,141	405,503
Total Commercial & Professional Services		1,848,352
Consumer Durables & Apparel—1.5%
Coach, Inc.	4,664	134,929
D.R. Horton, Inc.	9,102	267,235
Fossil Group, Inc.*(a)	1,790	100,025
Garmin Ltd.	2,419	86,794

The accompanying notes are an integral part of these financial documents.

Schedule of Investments - continued

REVENUESHARES LARGE CAP FUND
SEPTEMBER 30, 2015 (UNAUDITED)

Investments	Shares	Value
Hanesbrands, Inc.(a)	5,753	$166,492
Harman International Industries, Inc.	1,775	170,382
Hasbro, Inc.	1,641	118,382
Leggett & Platt, Inc.	2,709	111,746
Lennar Corp., Class A	5,036	242,383
Mattel, Inc.	7,835	165,005
Michael Kors Holdings Ltd.*	2,719	114,851
Mohawk Industries, Inc.*	1,164	211,604
Newell Rubbermaid, Inc.	4,187	166,266
NIKE, Inc., Class B	7,961	978,964
PulteGroup, Inc.	8,591	162,112
PVH Corp.	2,218	226,103
Ralph Lauren Corp.	2,108	249,081
Under Armour, Inc., Class A*(a)	1,060	102,587
VF Corp.	5,350	364,923
Whirlpool Corp.	3,801	559,735
Total Consumer Durables & Apparel		4,699,599
Consumer Services—1.0%
Carnival Corp.	9,256	460,023
Chipotle Mexican Grill, Inc.*	186	133,967
Darden Restaurants, Inc.	2,792	191,364
H&R Block, Inc.	2,572	93,106
Marriott International, Inc., Class A	1,205	82,181
McDonald's Corp.	8,068	794,940
Royal Caribbean Cruises Ltd.	2,566	228,605
Starbucks Corp.	9,485	539,127
Starwood Hotels & Resorts Worldwide, Inc.	1,302	86,557
Wyndham Worldwide Corp.	2,099	150,918
Wynn Resorts Ltd.(a)	2,034	108,046
Yum! Brands, Inc.	4,837	386,718
Total Consumer Services		3,255,552
Diversified Financials—4.2%
Affiliated Managers Group, Inc.*	438	74,894
American Express Co.	12,637	936,781
Ameriprise Financial, Inc.	3,444	375,844
Bank of New York Mellon Corp. (The)	12,178	476,769
Berkshire Hathaway, Inc., Class B*	45,509	5,934,374
BlackRock, Inc.	1,114	331,382
Capital One Financial Corp.	7,435	539,186
Charles Schwab Corp. (The)	6,043	172,588
CME Group, Inc.	1,046	97,006
Discover Financial Services	4,070	211,599
E*TRADE Financial Corp.*	1,953	51,422
Franklin Resources, Inc.	6,461	240,737
Goldman Sachs Group, Inc. (The)	5,820	1,011,283

Investments	Shares	Value
Intercontinental Exchange, Inc.	414	$97,286
Invesco Ltd.	4,766	148,842
Legg Mason, Inc.	1,988	82,721
Leucadia National Corp.	18,557	375,965
McGraw Hill Financial, Inc.	1,660	143,590
Moody's Corp.	1,037	101,833
Morgan Stanley	32,118	1,011,717
Nasdaq, Inc.	2,002	106,767
Navient Corp.	6,363	71,520
Northern Trust Corp.	1,987	135,434
State Street Corp.	4,415	296,732
T. Rowe Price Group, Inc.	1,779	123,640
Total Diversified Financials		13,149,912
Energy—11.0%
Anadarko Petroleum Corp.	5,973	360,710
Apache Corp.	7,420	290,567
Baker Hughes, Inc.	12,239	636,918
Cabot Oil & Gas Corp.	2,213	48,376
Cameron International Corp.*	4,718	289,308
Chesapeake Energy Corp.(a)	64,568	473,283
Chevron Corp.	61,350	4,839,288
Cimarex Energy Co.(a)	575	58,926
Columbia Pipeline Group, Inc.	1,651	30,197
ConocoPhillips	26,557	1,273,674
CONSOL Energy, Inc.(a)	7,413	72,647
Devon Energy Corp.	11,903	441,482
Diamond Offshore Drilling, Inc.(a)	3,639	62,955
Ensco PLC, Class A	8,476	119,342
EOG Resources, Inc.	5,058	368,222
EQT Corp.	990	64,122
Exxon Mobil Corp.	123,876	9,210,181
FMC Technologies, Inc.*	6,797	210,707
Halliburton Co.	25,068	886,154
Helmerich & Payne, Inc.(a)	2,372	112,101
Hess Corp.	4,921	246,345
Kinder Morgan, Inc.	15,450	427,656
Marathon Oil Corp.	16,328	251,451
Marathon Petroleum Corp.	50,455	2,337,580
Murphy Oil Corp.	4,657	112,699
National Oilwell Varco, Inc.	15,799	594,832
Newfield Exploration Co.*	1,744	57,378
Noble Energy, Inc.	3,606	108,829
Occidental Petroleum Corp.	6,170	408,146
ONEOK, Inc.	8,665	279,013
Phillips 66	43,312	3,328,094

The accompanying notes are an integral part of these financial documents.

Schedule of Investments - continued

REVENUESHARES LARGE CAP FUND
SEPTEMBER 30, 2015 (UNAUDITED)

Investments	Shares	Value
Pioneer Natural Resources Co.	932	$113,369
Range Resources Corp.(a)	1,288	41,371
Schlumberger Ltd.	18,466	1,273,600
Southwestern Energy Co.*	7,181	91,127
Spectra Energy Corp.	6,172	162,138
Tesoro Corp.	11,004	1,070,029
Transocean Ltd.(a)	16,350	211,242
Valero Energy Corp.	53,994	3,245,039
Williams Cos., Inc. (The)	5,428	200,022
Total Energy		34,409,120
Food & Staples Retailing—9.6%
Costco Wholesale Corp.	24,752	3,578,397
CVS Health Corp.	43,682	4,214,439
Kroger Co. (The)	85,335	3,078,034
Sysco Corp.	37,154	1,447,891
Walgreens Boots Alliance, Inc.	28,351	2,355,968
Wal-Mart Stores, Inc.	227,781	14,769,320
Whole Foods Market, Inc.	14,037	444,271
Total Food & Staples Retailing		29,888,320
Food, Beverage & Tobacco—4.3%
Altria Group, Inc.	10,409	566,250
Archer-Daniels-Midland Co.	51,681	2,142,177
Brown-Forman Corp., Class B	962	93,218
Campbell Soup Co.	5,042	255,529
Coca-Cola Co. (The)	36,206	1,452,585
Coca-Cola Enterprises, Inc.	4,760	230,146
ConAgra Foods, Inc.	11,493	465,581
Constellation Brands, Inc., Class A	1,392	174,292
Dr Pepper Snapple Group, Inc.	2,462	194,621
General Mills, Inc.	9,477	531,944
Hershey Co. (The)	2,516	231,170
Hormel Foods Corp.	4,669	295,594
J.M. Smucker Co. (The)	1,442	164,518
Kellogg Co.	6,427	427,717
Keurig Green Mountain, Inc.	2,542	132,540
Kraft Heinz Co. (The)	4,430	312,669
McCormick & Co., Inc.	1,582	130,009
Mead Johnson Nutrition Co.	1,735	122,144
Molson Coors Brewing Co., Class B	1,613	133,911
Mondelez International, Inc., Class A	23,165	969,919
Monster Beverage Corp.*	588	79,462
PepsiCo, Inc.	21,632	2,039,898
Philip Morris International, Inc.	10,752	852,956
Reynolds American, Inc.	6,396	283,151
Tyson Foods, Inc., Class A	28,288	1,219,213

Investments	Shares	Value

Total Food, Beverage & Tobacco		$13,501,214
Health Care Equipment & Services—9.6%
Abbott Laboratories	14,227	572,210
Aetna, Inc.	15,486	1,694,323
AmerisourceBergen Corp.	37,020	3,516,530
Anthem, Inc.	15,757	2,205,980
Baxter International, Inc.	13,708	450,308
Becton Dickinson & Co.	1,880	249,401
Boston Scientific Corp.*	12,974	212,903
C.R. Bard, Inc.	534	99,490
Cardinal Health, Inc.	33,662	2,585,915
Cerner Corp.*(a)	1,852	111,046
Cigna Corp.	7,939	1,071,924
DaVita HealthCare Partners, Inc.*	5,392	390,003
DENTSPLY International, Inc.	1,563	79,041
Edwards Lifesciences Corp.*	531	75,492
Express Scripts Holding Co.*	36,731	2,973,742
HCA Holdings, Inc.*	13,648	1,055,809
Henry Schein, Inc.*	2,347	311,494
Humana, Inc.	8,466	1,515,414
Intuitive Surgical, Inc.*	134	61,584
Laboratory Corp. of America Holdings*	1,790	194,161
McKesson Corp.	23,653	4,376,515
Medtronic PLC	7,520	503,389
Patterson Cos., Inc.	2,880	124,560
Quest Diagnostics, Inc.	3,450	212,071
St. Jude Medical, Inc.	2,453	154,760
Stryker Corp.	2,998	282,112
Tenet Healthcare Corp.*	11,395	420,703
UnitedHealth Group, Inc.	35,132	4,075,663
Universal Health Services, Inc., Class B	1,946	242,880
Varian Medical Systems, Inc.*(a)	1,182	87,208
Zimmer Biomet Holdings, Inc.	1,414	132,817
Total Health Care Equipment & Services		30,039,448
Household & Personal Products—1.3%
Clorox Co. (The)	1,521	175,721
Colgate-Palmolive Co.	8,173	518,659
Estee Lauder Cos., Inc., (The), Class A	4,309	347,650
Kimberly-Clark Corp.	5,652	616,294
Procter & Gamble Co. (The)	34,928	2,512,720
Total Household & Personal Products		4,171,044
Insurance—4.4%
ACE Ltd.	5,833	603,132
Aflac, Inc.	11,268	655,009
Allstate Corp. (The)	18,418	1,072,664

The accompanying notes are an integral part of these financial documents.

Schedule of Investments - continued

REVENUESHARES LARGE CAP FUND
SEPTEMBER 30, 2015 (UNAUDITED)

Investments	Shares	Value
American International Group, Inc.	32,759	$1,861,366
Aon PLC	3,910	346,465
Assurant, Inc.	4,138	326,943
Chubb Corp. (The)	3,509	430,379
Cincinnati Financial Corp.	2,928	157,526
Genworth Financial, Inc., Class A*	55,395	255,925
Hartford Financial Services Group, Inc. (The)	12,214	559,157
Lincoln National Corp.	8,325	395,105
Loews Corp.	11,692	422,549
Marsh & McLennan Cos., Inc.	7,161	373,948
MetLife, Inc.	45,003	2,121,892
Principal Financial Group, Inc.	6,999	331,333
Progressive Corp. (The)	20,077	615,159
Prudential Financial, Inc.	23,215	1,769,215
Torchmark Corp.	2,101	118,496
Travelers Cos., Inc. (The)	8,161	812,264
Unum Group	9,800	314,384
XL Group PLC	5,990	217,557
Total Insurance		13,760,468
Materials—3.5%
Air Products & Chemicals, Inc.	2,313	295,093
Airgas, Inc.	1,680	150,074
Alcoa, Inc.	76,822	742,101
Avery Dennison Corp.	3,196	180,798
Ball Corp.	3,782	235,240
CF Industries Holdings, Inc.	2,447	109,870
Dow Chemical Co. (The)	37,859	1,605,222
E.I. du Pont de Nemours & Co.	20,721	998,752
Eastman Chemical Co.	4,234	274,025
Ecolab, Inc.	3,891	426,921
FMC Corp.	2,789	94,575
Freeport-McMoRan, Inc.	51,862	502,543
International Flavors & Fragrances, Inc.	882	91,075
International Paper Co.	17,247	651,764
LyondellBasell Industries NV, Class A	14,453	1,204,802
Martin Marietta Materials, Inc.	555	84,332
Monsanto Co.	5,016	428,065
Mosaic Co. (The)	7,190	223,681
Newmont Mining Corp.	14,505	233,095
Nucor Corp.	14,511	544,888
Owens-Illinois, Inc.*	8,983	186,128
PPG Industries, Inc.	4,984	437,047
Praxair, Inc.	3,354	341,638
Sealed Air Corp.	4,427	207,538
Sherwin-Williams Co. (The)	1,380	307,436

Investments	Shares	Value
Sigma-Aldrich Corp.	603	$83,769
Vulcan Materials Co.	960	85,632
Westrock Co.	5,207	267,848
Total Materials		10,993,952
Media—2.8%
Cablevision Systems Corp., Class A	7,187	233,362
CBS Corp., Class B	9,595	382,840
Comcast Corp., Class A	19,205	1,092,380
Comcast Corp., Special Class A	18,508	1,059,398
Discovery Communications, Inc., Class A*(a)	7,251	188,744
Discovery Communications, Inc., Class C*	7,725	187,640
Interpublic Group of Cos., Inc. (The)	11,672	223,285
News Corp., Class A	10,373	130,907
News Corp., Class B	10,091	129,367
Omnicom Group, Inc.(a)	6,801	448,186
Scripps Networks Interactive, Inc., Class A	1,556	76,540
TEGNA, Inc.	7,950	178,000
Time Warner Cable, Inc.	3,737	670,306
Time Warner, Inc.	12,310	846,313
Twenty-First Century Fox, Inc., Class A	18,710	504,796
Twenty-First Century Fox, Inc., Class B	18,491	500,551
Viacom, Inc., Class B	9,506	410,184
Walt Disney Co. (The)	14,943	1,527,175
Total Media		8,789,974
Pharmaceuticals, Biotechnology & Life Sciences—3.3%
AbbVie, Inc.	10,800	587,628
Agilent Technologies, Inc.	4,051	139,071
Alexion Pharmaceuticals, Inc.*	436	68,186
Allergan PLC*	1,778	483,278
Amgen, Inc.	4,164	575,965
Baxalta, Inc.	4,876	153,643
Biogen, Inc.*	978	285,390
Bristol-Myers Squibb Co.	8,307	491,774
Celgene Corp.*	2,072	224,128
Eli Lilly & Co.	7,237	605,665
Endo International PLC*	1,206	83,552
Gilead Sciences, Inc.	8,012	786,698
Johnson & Johnson	23,211	2,166,747
Mallinckrodt PLC*	1,172	74,938
Merck & Co., Inc.	22,911	1,131,574
Mylan NV*	5,161	207,782
PerkinElmer, Inc.	1,413	64,941
Perrigo Co. PLC	694	109,145
Pfizer, Inc.	44,323	1,392,185
Regeneron Pharmaceuticals, Inc.*	192	89,307

The accompanying notes are an integral part of these financial documents.

Schedule of Investments - continued

REVENUESHARES LARGE CAP FUND
SEPTEMBER 30, 2015 (UNAUDITED)

Investments	Shares	Value
Thermo Fisher Scientific, Inc.	4,109	$502,449
Vertex Pharmaceuticals, Inc.*	141	14,684
Waters Corp.*	497	58,750
Zoetis, Inc.	3,245	133,629
Total Pharmaceuticals, Biotechnology & Life Sciences		10,431,109
Real Estate—0.7%
American Tower Corp.	1,476	129,859
Apartment Investment & Management Co., Class A	807	29,875
AvalonBay Communities, Inc.	349	61,012
Boston Properties, Inc.	665	78,736
CBRE Group, Inc., Class A*	8,786	281,152
Crown Castle International Corp.	1,437	113,336
Equinix, Inc.	269	73,545
Equity Residential	1,134	85,186
Essex Property Trust, Inc.	164	36,641
General Growth Properties, Inc.	3,098	80,455
HCP, Inc.(a)	1,991	74,165
Host Hotels & Resorts, Inc.	9,513	150,401
Iron Mountain, Inc.	3,237	100,412
Kimco Realty Corp.	1,416	34,593
Macerich Co. (The)	514	39,485
Plum Creek Timber Co., Inc.	1,282	50,652
Prologis, Inc.	1,610	62,629
Public Storage	348	73,647
Realty Income Corp.	654	30,993
Simon Property Group, Inc.	845	155,243
SL Green Realty Corp.	457	49,429
Ventas, Inc.	1,890	105,953
Vornado Realty Trust	852	77,038
Welltower, Inc.	1,674	113,363
Weyerhaeuser Co.	8,051	220,114
Total Real Estate		2,307,914
Retailing—6.2%
Advance Auto Parts, Inc.	1,714	324,854
Amazon.com, Inc.*	5,618	2,875,798
AutoNation, Inc.*	10,415	605,945
AutoZone, Inc.*	412	298,218
Bed Bath & Beyond, Inc.*(a)	5,753	328,036
Best Buy Co., Inc.	28,159	1,045,262
CarMax, Inc.*	6,702	397,563
Dollar General Corp.	7,884	571,117
Dollar Tree, Inc.*	3,752	250,108
Expedia, Inc.	1,576	185,464
GameStop Corp., Class A(a)	6,745	277,961

Investments	Shares	Value
Gap, Inc. (The)	15,631	$445,484
Genuine Parts Co.	5,563	461,117
Home Depot, Inc. (The)	21,174	2,445,385
Kohl's Corp.	11,428	529,231
L Brands, Inc.	3,670	330,777
Lowe's Cos., Inc.	23,978	1,652,564
Macy's, Inc.	14,990	769,287
Netflix, Inc.*	1,881	194,232
Nordstrom, Inc.	5,334	382,501
O'Reilly Automotive, Inc.*	924	231,000
Priceline Group, Inc. (The)*	205	253,556
Ross Stores, Inc.	6,512	315,637
Signet Jewelers Ltd.	1,021	138,989
Staples, Inc.	50,892	596,963
Target Corp.	26,632	2,094,873
Tiffany & Co.	1,599	123,475
TJX Cos., Inc. (The)	12,129	866,253
Tractor Supply Co.	2,132	179,770
TripAdvisor, Inc.*	612	38,568
Urban Outfitters, Inc.*	3,266	95,955
Total Retailing		19,305,943
Semiconductors & Semiconductor Equipment—1.3%
Altera Corp.	1,100	55,088
Analog Devices, Inc.	1,640	92,512
Applied Materials, Inc.	17,890	262,804
Avago Technologies Ltd.	1,388	173,514
Broadcom Corp., Class A	4,850	249,435
First Solar, Inc.*	2,140	91,485
Intel Corp.	56,654	1,707,552
KLA-Tencor Corp.	1,673	83,650
Lam Research Corp.	2,006	131,052
Linear Technology Corp.	1,072	43,255
Microchip Technology, Inc.(a)	1,419	61,145
Micron Technology, Inc.*	31,479	471,555
NVIDIA Corp.	5,853	144,276
Qorvo, Inc.*	710	31,986
Skyworks Solutions, Inc.	956	80,505
Texas Instruments, Inc.	8,303	411,165
Xilinx, Inc.	1,711	72,546
Total Semiconductors & Semiconductor Equipment		4,163,525
Software & Services—4.9%
Accenture PLC, Class A	9,588	942,117
Activision Blizzard, Inc.	4,736	146,295
Adobe Systems, Inc.*	1,667	137,061
Akamai Technologies, Inc.*	852	58,839

The accompanying notes are an integral part of these financial documents.

Schedule of Investments - continued

REVENUESHARES LARGE CAP FUND
SEPTEMBER 30, 2015 (UNAUDITED)

Investments	Shares	Value
Alliance Data Systems Corp.*	703	$182,063
Autodesk, Inc.*	1,551	68,461
Automatic Data Processing, Inc.	4,076	327,547
CA, Inc.	4,729	129,102
Citrix Systems, Inc.*	1,338	92,697
Cognizant Technology Solutions Corp., Class A*	5,497	344,167
Computer Sciences Corp.	6,217	381,599
eBay, Inc.*	20,867	509,990
Electronic Arts, Inc.*	1,818	123,170
Facebook, Inc., Class A*	4,802	431,700
Fidelity National Information Services, Inc.	2,803	188,025
Fiserv, Inc.*	1,804	156,244
Google, Inc., Class A*	1,601	1,022,030
Google, Inc., Class C*	1,678	1,020,929
International Business Machines Corp.	17,960	2,603,661
Intuit, Inc.	1,481	131,439
MasterCard, Inc., Class A	3,158	284,599
Microsoft Corp.	64,779	2,867,119
Oracle Corp.	31,292	1,130,267
Paychex, Inc.	1,747	83,210
PayPal Holdings, Inc.*	8,187	254,125
Red Hat, Inc.*	709	50,963
salesforce.com, Inc.*	2,039	141,568
Symantec Corp.	10,224	199,061
Teradata Corp.*	2,701	78,221
Total System Services, Inc.	1,673	76,004
VeriSign, Inc.*(a)	447	31,540
Visa, Inc., Class A	5,690	396,365
Western Union Co. (The)	9,075	166,617
Xerox Corp.	55,343	538,487
Yahoo!, Inc.*	4,799	138,739
Total Software & Services		15,434,021
Technology Hardware & Equipment—4.8%
Amphenol Corp., Class A	3,186	162,359
Apple, Inc.	55,770	6,151,431
Cisco Systems, Inc.	56,444	1,481,655
Corning, Inc.	16,159	276,642
EMC Corp.	30,682	741,277
F5 Networks, Inc.*	474	54,889
FLIR Systems, Inc.	1,650	46,184
Harris Corp.	2,046	149,665
Hewlett-Packard Co.	122,275	3,131,463
Juniper Networks, Inc.	5,337	137,214
Motorola Solutions, Inc.	2,653	181,412
NetApp, Inc.	5,956	176,298

Investments	Shares	Value
QUALCOMM, Inc.	15,281	$821,048
SanDisk Corp.	3,312	179,941
Seagate Technology PLC(a)	8,909	399,123
TE Connectivity Ltd.	6,319	378,445
Western Digital Corp.	5,737	455,747
Total Technology Hardware & Equipment		14,924,793
Telecommunication Services—2.8%
AT&T, Inc.	123,372	4,019,460
CenturyLink, Inc.	20,582	517,020
Frontier Communications Corp.	29,869	141,878
Level 3 Communications, Inc.*	5,103	222,950
Verizon Communications, Inc.	84,717	3,686,036
Total Telecommunication Services		8,587,344
Transportation—3.0%
American Airlines Group, Inc.	30,093	1,168,511
C.H. Robinson Worldwide, Inc.	5,988	405,867
CSX Corp.	13,198	355,026
Delta Air Lines, Inc.	26,629	1,194,843
Expeditors International of Washington, Inc.	4,232	199,116
FedEx Corp.	9,256	1,332,679
JB Hunt Transport Services, Inc.	2,421	172,859
Kansas City Southern	811	73,704
Norfolk Southern Corp.	4,233	323,401
Ryder System, Inc.	2,390	176,956
Southwest Airlines Co.	14,881	566,073
Union Pacific Corp.	8,099	716,033
United Continental Holdings, Inc.*	19,365	1,027,313
United Parcel Service, Inc., Class B	17,676	1,744,444
Total Transportation		9,456,825
Utilities—3.3%
AES Corp.	45,006	440,609
AGL Resources, Inc.	2,220	135,509
Ameren Corp.	4,507	190,511
American Electric Power Co., Inc.	9,625	547,277
CenterPoint Energy, Inc.	13,897	250,702
CMS Energy Corp.	6,173	218,030
Consolidated Edison, Inc.	6,147	410,927
Dominion Resources, Inc.	5,443	383,078
DTE Energy Co.	4,359	350,333
Duke Energy Corp.	10,323	742,637
Edison International	6,657	419,857
Entergy Corp.	5,745	374,000
Eversource Energy	5,294	267,982
Exelon Corp.	29,475	875,408
FirstEnergy Corp.	13,994	438,152

The accompanying notes are an integral part of these financial documents.

Schedule of Investments - continued

REVENUESHARES LARGE CAP FUND
SEPTEMBER 30, 2015 (UNAUDITED)

Investments	Shares	Value
NextEra Energy, Inc.	5,634	$549,597
NiSource, Inc.	10,973	203,549
NRG Energy, Inc.	25,533	379,165
Pepco Holdings, Inc.	6,420	155,492
PG&E Corp.	10,848	572,774
Pinnacle West Capital Corp.	1,754	112,502
PPL Corp.	11,646	383,037
Public Service Enterprise Group, Inc.	8,369	352,837
SCANA Corp.	2,748	154,602
Sempra Energy	3,561	344,420
Southern Co. (The)	12,796	571,981
TECO Energy, Inc.	3,144	82,561
WEC Energy Group, Inc.	2,975	155,355
Xcel Energy, Inc.	10,399	368,229
Total Utilities		10,431,113
Total Common Stocks
(Cost $283,915,232)		312,567,062

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED—0.7%
Dreyfus Institutional Preferred Money Market Fund-Prime Shares, 0.06% (b) (Cost $2,196,594)	2,196,594	2,196,594
Total Investments—100.5% (Cost $286,111,826)		314,763,656
Liabilities in Excess of Other Assets—(0.5)%		(1,465,832)
Net Assets—100.0%		$313,297,824

PLC	-	Public Limited Company

*	Non-income producing security
(a)	All or a portion of the security was on loan. The aggregate market value of the securities on loan was $6,351,828; total market value of the collateral held by the fund was $6,357,328. The total market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $4,160,734.
(b)	Rate shown represents annualized 7-day yield as of September 30, 2015.

The accompanying notes are an integral part of these financial documents.

Schedule of Investments

REVENUESHARES MID CAP FUND
SEPTEMBER 30, 2015 (UNAUDITED)

Investments	Shares	Value
COMMON STOCKS—99.8%
Automobiles & Components—0.8%
Dana Holding Corp.	63,490	$1,008,221
Gentex Corp.	15,406	238,793
Thor Industries, Inc.	11,918	617,352
Total Automobiles & Components		1,864,366
Banks—1.8%
Associated Banc-Corp.	8,979	161,353
BancorpSouth, Inc.	4,953	117,733
Bank of Hawaii Corp.	1,584	100,568
Bank of the Ozarks, Inc.(a)	1,555	68,047
Cathay General Bancorp	2,090	62,616
City National Corp.	2,540	223,672
Commerce Bancshares, Inc.	3,885	177,001
Cullen/Frost Bankers, Inc.	2,797	177,833
East West Bancorp, Inc.	4,143	159,174
First Horizon National Corp.(a)	13,296	188,537
First Niagara Financial Group, Inc.	23,749	242,477
FirstMerit Corp.	9,299	164,313
Fulton Financial Corp.	9,231	111,695
Hancock Holding Co.	4,870	131,734
International Bancshares Corp.	3,165	79,220
New York Community Bancorp, Inc.	12,995	234,690
PacWest Bancorp	3,129	133,952
Prosperity Bancshares, Inc.	2,551	125,280
Signature Bank*	1,058	145,538
SVB Financial Group*	1,815	209,705
Synovus Financial Corp.	5,865	173,604
TCF Financial Corp.	12,680	192,229
Trustmark Corp.(a)	4,034	93,468
Umpqua Holdings Corp.	11,183	182,283
Valley National Bancorp	9,713	95,576
Washington Federal, Inc.	3,414	77,669
Webster Financial Corp.	3,888	138,529
Total Banks		3,968,496
Capital Goods—10.3%
A.O. Smith Corp.	6,015	392,118
Acuity Brands, Inc.	2,245	394,177
AECOM*	82,464	2,268,585
AGCO Corp.(a)	29,789	1,389,061
B/E Aerospace, Inc.	10,806	474,383
Carlisle Cos., Inc.	5,923	517,552
CLARCOR, Inc.(a)	4,867	232,059
Crane Co.	9,544	444,846

Investments	Shares	Value
Donaldson Co., Inc.	13,956	$391,885
Esterline Technologies Corp.*	4,148	298,200
Fortune Brands Home & Security, Inc.(a)	13,635	647,253
GATX Corp.	5,347	236,070
Graco, Inc.	2,996	200,822
Granite Construction, Inc.	11,400	338,238
Hubbell, Inc., Class B	6,172	524,311
Huntington Ingalls Industries, Inc.	10,209	1,093,894
IDEX Corp.	4,989	355,716
ITT Corp.	11,808	394,741
KBR, Inc.	58,001	966,297
Kennametal, Inc.	17,876	444,934
KLX, Inc.*	8,297	296,535
Lennox International, Inc.	4,701	532,764
Lincoln Electric Holdings, Inc.	8,014	420,174
MSC Industrial Direct Co., Inc., Class A	7,371	449,852
Nordson Corp.	4,403	277,125
NOW, Inc.*(a)	39,524	584,955
Orbital ATK, Inc.	9,454	679,459
Oshkosh Corp.(a)	28,178	1,023,707
Regal-Beloit Corp.	9,276	523,630
Teledyne Technologies, Inc.*	4,245	383,324
Terex Corp.	57,518	1,031,873
Timken Co.	17,313	475,934
Toro Co. (The)	9,462	667,449
Trinity Industries, Inc.	41,561	942,188
Triumph Group, Inc.	13,506	568,332
Valmont Industries, Inc.(a)	4,795	454,998
Wabtec Corp.	5,829	513,243
Watsco, Inc.	5,581	661,237
Woodward, Inc.	8,123	330,606
Total Capital Goods		22,822,527
Commercial & Professional Services—3.9%
CEB, Inc.	2,220	151,715
Clean Harbors, Inc.*	11,811	519,330
Copart, Inc.*	5,643	185,655
Deluxe Corp.	5,019	279,759
FTI Consulting, Inc.*	7,078	293,808
Herman Miller, Inc.	12,507	360,702
HNI Corp.	8,860	380,094
Manpowergroup, Inc.	38,377	3,142,692
MSA Safety, Inc.	4,220	168,673
R.R. Donnelley & Sons Co.	128,824	1,875,677
Rollins, Inc.	8,664	232,802
Towers Watson & Co., Class A	5,180	608,028

The accompanying notes are an integral part of these financial documents.

Schedule of Investments - continued

REVENUESHARES MID CAP FUND
SEPTEMBER 30, 2015 (UNAUDITED)

Investments	Shares	Value
Waste Connections, Inc.	7,362	$357,646
Total Commercial & Professional Services		8,556,581
Consumer Durables & Apparel—3.5%
Brunswick Corp.	13,917	666,485
Carter’s, Inc.	5,157	467,431
Deckers Outdoor Corp.*	4,721	274,101
Jarden Corp.*	27,046	1,322,009
Kate Spade & Co.*	10,058	192,208
KB Home(a)	29,800	403,790
MDC Holdings, Inc.(a)	10,624	278,136
NVR, Inc.*	516	787,014
Polaris Industries, Inc.(a)	6,369	763,452
Skechers U.S.A., Inc., Class A*	3,665	491,403
Tempur Sealy International, Inc.*	6,852	489,438
Toll Brothers, Inc.*	18,802	643,781
TRI Pointe Group, Inc.*	23,826	311,882
Tupperware Brands Corp.	7,978	394,831
Vista Outdoor, Inc.*	7,987	354,863
Total Consumer Durables & Apparel		7,840,824
Consumer Services—2.4%
Apollo Education Group, Inc.*	40,674	449,854
Brinker International, Inc.	9,252	487,303
Buffalo Wild Wings, Inc.*(a)	1,404	271,576
Cheesecake Factory, Inc.	6,384	344,481
Cracker Barrel Old Country Store, Inc.	3,180	468,350
DeVry Education Group, Inc.(a)	12,306	334,846
Domino’s Pizza, Inc.	3,178	342,938
Dunkin' Brands Group, Inc.	2,807	137,543
Graham Holdings Co., Class B	1,002	578,154
International Speedway Corp., Class A	3,241	102,805
Jack in the Box, Inc.	3,610	278,114
Panera Bread Co., Class A*	2,434	470,760
Service Corp. International	17,461	473,193
Sotheby’s(a)	4,592	146,852
Wendy’s Co. (The)	36,795	318,277
Total Consumer Services		5,205,046
Diversified Financials—1.2%
CBOE Holdings, Inc.	1,571	105,383
Eaton Vance Corp.	7,094	237,081
Federated Investors, Inc., Class B(a)	4,856	140,338
Janus Capital Group, Inc.(a)	11,776	160,153
MSCI, Inc.	2,863	170,234
Raymond James Financial, Inc.	16,320	809,962
SEI Investments Co.	4,420	213,177
SLM Corp.*	16,020	118,548

Investments	Shares	Value
Stifel Financial Corp.*	8,476	$356,840
Waddell & Reed Financial, Inc., Class A	7,200	250,344
WisdomTree Investments, Inc.(a)	2,252	36,325
Total Diversified Financials		2,598,385
Energy—7.9%
Atwood Oceanics, Inc.	13,254	196,292
California Resources Corp.	174,025	452,465
Denbury Resources, Inc.(a)	109,867	268,076
Dril-Quip, Inc.*(a)	2,469	143,745
Energen Corp.	3,642	181,590
Gulfport Energy Corp.*	3,736	110,884
Helix Energy Solutions Group, Inc.*	25,663	122,926
HollyFrontier Corp.	60,235	2,941,877
Nabors Industries Ltd.	102,351	967,217
Noble Corp. PLC(a)	48,045	524,171
Oceaneering International, Inc.	14,532	570,817
Oil States International, Inc.*	9,329	243,767
Patterson-UTI Energy, Inc.	34,565	454,184
QEP Resources, Inc.	40,442	506,738
Rowan Cos. PLC, Class A	21,030	339,635
SM Energy Co.(a)	9,843	315,370
Superior Energy Services, Inc.	50,624	639,381
Western Refining, Inc.	49,020	2,162,762
World Fuel Services Corp.	170,107	6,089,831
WPX Energy, Inc.*(a)	46,165	305,612
Total Energy		17,537,340
Food & Staples Retailing—2.3%
Casey's General Stores, Inc.(a)	11,649	1,198,915
SUPERVALU, Inc.*	363,904	2,612,831
United Natural Foods, Inc.*(a)	25,402	1,232,251
Total Food & Staples Retailing		5,043,997
Food, Beverage & Tobacco—2.5%
Boston Beer Co., Inc. (The), Class A*(a)	818	172,279
Dean Foods Co.	88,220	1,457,394
Flowers Foods, Inc.	26,348	651,850
Hain Celestial Group, Inc. (The)*	7,245	373,842
Ingredion, Inc.	11,054	965,125
Lancaster Colony Corp.	1,831	178,486
Post Holdings, Inc.*	9,574	565,823
Tootsie Roll Industries, Inc.	2,899	90,710
TreeHouse Foods, Inc.*(a)	6,814	530,061
WhiteWave Foods Co. (The)*	13,421	538,853
Total Food, Beverage & Tobacco		5,524,423
Health Care Equipment & Services—8.1%
Align Technology, Inc.*	2,425	137,643

The accompanying notes are an integral part of these financial documents.

Schedule of Investments - continued

REVENUESHARES MID CAP FUND
SEPTEMBER 30, 2015 (UNAUDITED)

Investments	Shares	Value
Allscripts Healthcare Solutions, Inc.*	17,096	$211,990
Centene Corp.*	50,188	2,721,695
Community Health Systems, Inc.*	64,457	2,756,826
Cooper Cos., Inc. (The)	2,048	304,865
Halyard Health, Inc.*	8,306	236,223
Health Net, Inc.*	40,681	2,449,810
Hill-Rom Holdings, Inc.	5,747	298,787
Hologic, Inc.*	10,720	419,474
IDEXX Laboratories, Inc.*	3,429	254,603
LifePoint Hospitals, Inc.*	10,690	757,921
MEDNAX, Inc.*	5,382	413,284
Molina Healthcare, Inc.*(a)	24,980	1,719,873
Owens & Minor, Inc.	48,081	1,535,707
ResMed, Inc.(a)	5,418	276,101
Sirona Dental Systems, Inc.*	1,955	182,480
STERIS Corp.(a)	4,588	298,082
Teleflex, Inc.	2,235	277,609
Thoratec Corp.*	1,307	82,681
VCA, Inc.*	6,128	322,639
WellCare Health Plans, Inc.*	23,864	2,056,600
West Pharmaceutical Services, Inc.	4,170	225,680
Total Health Care Equipment & Services		17,940,573
Household & Personal Products—1.2%
Avon Products, Inc.(a)	359,487	1,168,333
Church & Dwight Co., Inc.	6,825	572,617
Edgewell Personal Care Co.	8,747	713,755
Energizer Holdings, Inc.	6,987	270,467
Total Household & Personal Products		2,725,172
Insurance—6.0%
Alleghany Corp.*	1,856	868,812
American Financial Group, Inc.	14,723	1,014,562
Arthur J. Gallagher & Co.	20,504	846,405
Aspen Insurance Holdings Ltd.	9,716	451,503
Brown & Brown, Inc.	8,620	266,961
CNO Financial Group, Inc.	36,408	684,835
Endurance Specialty Holdings Ltd.	5,478	334,322
Everest Re Group Ltd.	5,753	997,225
First American Financial Corp.	21,414	836,645
Hanover Insurance Group, Inc. (The)	10,738	834,343
HCC Insurance Holdings, Inc.	6,028	466,989
Kemper Corp.(a)	10,363	366,539
Mercury General Corp.	9,782	494,089
Old Republic International Corp.	58,798	919,601
Primerica, Inc.	5,129	231,164
Reinsurance Group of America, Inc.	19,559	1,771,850

Investments	Shares	Value
RenaissanceRe Holdings Ltd.	2,229	$236,987
StanCorp Financial Group, Inc.	4,185	477,927
W.R. Berkley Corp.	22,347	1,215,006
Total Insurance		13,315,765
Materials—9.1%
Albemarle Corp.	11,754	518,351
Allegheny Technologies, Inc.(a)	42,648	604,749
AptarGroup, Inc.	6,069	400,311
Ashland, Inc.	9,527	958,607
Bemis Co., Inc.	16,984	672,057
Cabot Corp.	16,966	535,447
Carpenter Technology Corp.	11,384	338,902
Chemours Co. (The)(a)	118,904	769,309
Commercial Metals Co.	79,012	1,070,613
Compass Minerals International, Inc.	2,559	200,549
Cytec Industries, Inc.	4,631	341,999
Domtar Corp.	24,219	865,829
Eagle Materials, Inc.	2,042	139,714
Greif, Inc., Class A	19,028	607,183
Louisiana-Pacific Corp.*	19,698	280,500
Minerals Technologies, Inc.	6,621	318,867
NewMarket Corp.	1,015	362,355
Olin Corp.(a)	19,683	330,871
Packaging Corp. of America	15,025	903,904
PolyOne Corp.	19,571	574,213
Reliance Steel & Aluminum Co.	30,817	1,664,426
Royal Gold, Inc.	984	46,228
RPM International, Inc.	17,104	716,487
Scotts Miracle-Gro Co., (The), Class A	7,952	483,641
Sensient Technologies Corp.	3,776	231,469
Silgan Holdings, Inc.	12,485	649,719
Sonoco Products Co.	21,646	816,920
Steel Dynamics, Inc.	84,611	1,453,617
United States Steel Corp.(a)	189,221	1,971,683
Valspar Corp. (The)	10,472	752,727
Worthington Industries, Inc.	24,239	641,849
Total Materials		20,223,096
Media—1.6%
AMC Networks, Inc., Class A*	5,513	403,386
Cable One, Inc.*	364	152,669
Cinemark Holdings, Inc.	13,677	444,366
DreamWorks Animation SKG, Inc., Class A*(a)	6,849	119,515
John Wiley & Sons, Inc., Class A	6,244	312,387
Live Nation Entertainment, Inc.*	46,856	1,126,418
Meredith Corp.(a)	5,401	229,974

The accompanying notes are an integral part of these financial documents.

Schedule of Investments - continued

REVENUESHARES MID CAP FUND
SEPTEMBER 30, 2015 (UNAUDITED)

Investments	Shares	Value
New York Times Co., (The), Class A	22,402	$264,568
Time, Inc.	26,859	511,664
Total Media		3,564,947
Pharmaceuticals, Biotechnology & Life Sciences—0.9%
Akorn, Inc.*(a)	2,417	68,896
Bio-Rad Laboratories, Inc., Class A*	2,619	351,758
Bio-Techne Corp.	660	61,024
Catalent, Inc.*	11,153	271,018
Charles River Laboratories International, Inc.*	3,175	201,676
Mettler-Toledo International, Inc.*	1,412	402,053
PARAXEL International Corp.*	5,123	317,216
United Therapeutics Corp.*	1,489	195,416
Total Pharmaceuticals, Biotechnology & Life Sciences		1,869,057
Real Estate—2.4%
Alexander & Baldwin, Inc.	3,053	104,809
Alexandria Real Estate Equities, Inc.	1,470	124,465
American Campus Communities, Inc.	3,791	137,386
BioMed Realty Trust, Inc.	5,692	113,726
Camden Property Trust	2,065	152,603
Care Capital Properties, Inc.	2,141	70,503
Communications Sales & Leasing, Inc.	1,267	22,679
Corporate Office Properties Trust	5,106	107,379
Corrections Corp. of America	9,615	284,027
Douglas Emmett, Inc.	3,598	103,335
Duke Realty Corp.	10,165	193,643
Equity One, Inc.	2,479	60,339
Extra Space Storage, Inc.	1,615	124,613
Federal Realty Investment Trust	953	130,037
Highwoods Properties, Inc.	2,713	105,129
Home Properties, Inc.	1,552	116,012
Hospitality Properties Trust	11,944	305,528
Jones Lang LaSalle, Inc.	6,510	935,943
Kilroy Realty Corp.	1,379	89,856
Lamar Advertising Co., Class A	4,268	222,704
LaSalle Hotel Properties	6,459	183,371
Liberty Property Trust	4,350	137,068
Mack-Cali Realty Corp.	5,144	97,119
Mid-America Apartment Communities, Inc.	2,215	181,342
National Retail Properties, Inc.	2,089	75,768
Omega Healthcare Investors, Inc.	3,027	106,399
Potlatch Corp.	3,251	93,596
Rayonier, Inc.	4,109	90,686
Regency Centers Corp.	1,548	96,208
Senior Housing Properties Trust	10,099	163,604
Sovran Self Storage, Inc.	653	61,578

Investments	Shares	Value
Tanger Factory Outlet Centers, Inc.	2,207	$72,765
Taubman Centers, Inc.	1,530	105,692
UDR, Inc.	4,416	152,264
Urban Edge Properties(a)	2,430	52,464
Weingarten Realty Investors	2,770	91,715
WP GLIMCHER, Inc.	11,759	137,110
Total Real Estate		5,403,465
Retailing—8.4%
Aaron’s, Inc.	13,446	485,535
Abercrombie & Fitch Co., Class A(a)	33,591	711,793
American Eagle Outfitters, Inc.(a)	36,390	568,776
Ascena Retail Group, Inc.*	74,704	1,039,133
Big Lots, Inc.(a)	19,753	946,564
Cabela’s, Inc.*(a)	13,590	619,704
Chico’s FAS, Inc.	26,901	423,153
CST Brands, Inc.	51,649	1,738,505
Dick’s Sporting Goods, Inc.	21,729	1,077,976
Foot Locker, Inc.	16,274	1,171,240
Guess?, Inc.(a)	18,979	405,391
HSN, Inc.	10,830	619,909
JC Penney Co., Inc.*(a)	212,613	1,975,175
LKQ Corp.*	39,267	1,113,612
Murphy USA, Inc.*	40,990	2,252,400
Office Depot, Inc.*	353,748	2,271,062
Rent-A-Center, Inc.	20,861	505,879
Williams-Sonoma, Inc.	10,259	783,275
Total Retailing		18,709,082
Semiconductors & Semiconductor Equipment—1.2%
Advanced Micro Devices, Inc.*(a)	426,472	733,532
Atmel Corp.	28,309	228,454
Cree, Inc.*(a)	10,787	261,369
Cypress Semiconductor Corp.*	18,443	157,134
Fairchild Semiconductor International, Inc.*	17,965	252,229
Integrated Device Technology, Inc.*	4,398	89,280
Intersil Corp., Class A	8,399	98,268
Silicon Laboratories, Inc.*	2,502	103,933
SunEdison, Inc.*(a)	31,783	228,202
Synaptics, Inc.*	2,929	241,525
Teradyne, Inc.	14,916	268,637
Total Semiconductors & Semiconductor Equipment		2,662,563
Software & Services—3.8%
ACI Worldwide, Inc.*	8,096	170,987
Acxiom Corp.*	8,191	161,854
ANSYS, Inc.*	1,740	153,364
Broadridge Financial Solutions, Inc.	8,471	468,870

The accompanying notes are an integral part of these financial documents.

Schedule of Investments - continued

REVENUESHARES MID CAP FUND
SEPTEMBER 30, 2015 (UNAUDITED)

Investments	Shares	Value
Cadence Design Systems, Inc.*	13,326	$275,582
CDK Global, Inc.	6,689	319,600
CommVault Systems, Inc.*	2,909	98,790
Convergys Corp.	21,952	507,311
CoreLogic, Inc.*	6,498	241,921
DST Systems, Inc.	4,413	463,983
FactSet Research Systems, Inc.	1,015	162,207
Fair Isaac Corp.	1,627	137,481
Fortinet, Inc.*	3,314	140,779
Gartner, Inc.*	4,058	340,588
Global Payments, Inc.	4,022	461,444
Jack Henry & Associates, Inc.	2,995	208,482
Leidos Holdings, Inc.	20,971	866,312
Manhattan Associates, Inc.*	1,408	87,718
MAXIMUS, Inc.	4,842	288,389
Mentor Graphics Corp.	8,028	197,730
NeuStar, Inc., Class A*(a)	6,034	164,185
PTC, Inc.*	6,950	220,593
Rackspace Hosting, Inc.*	10,513	259,461
Rovi Corp.*(a)	7,835	82,189
Science Applications International Corp.	15,691	630,935
SolarWinds, Inc.*	1,921	75,380
Solera Holdings, Inc.	3,477	187,758
Synopsys, Inc.*	7,573	349,721
Tyler Technologies, Inc.*	731	109,146
Ultimate Software Group, Inc. (The)*	592	105,974
VeriFone Systems, Inc.*	11,324	314,014
WEX, Inc.*(a)	1,514	131,476
Total Software & Services		8,384,224
Technology Hardware & Equipment—13.9%
3D Systems Corp.*(a)	9,347	107,958
ARRIS Group, Inc.*	31,878	827,872
Arrow Electronics, Inc.*	67,900	3,753,512
Avnet, Inc.	109,273	4,663,772
Belden, Inc.	7,995	373,286
Ciena Corp.*	17,910	371,095
Cognex Corp.	2,403	82,591
Diebold, Inc.	16,407	488,436
FEI Co.	2,045	149,367
Ingram Micro, Inc., Class A	287,858	7,841,252
InterDigital, Inc./PA	1,400	70,840
IPG Photonics Corp.*(a)	1,763	133,935
Jabil Circuit, Inc.	142,307	3,183,408
Keysight Technologies, Inc.*	15,339	473,055
Knowles Corp.*(a)	10,974	202,251

Investments	Shares	Value
Lexmark International, Inc., Class A	21,535	$624,084
National Instruments Corp.	7,315	203,284
NCR Corp.*	40,457	920,397
NetScout Systems, Inc.*	2,000	70,740
Plantronics, Inc.	2,654	134,956
Polycom, Inc.*	21,891	229,418
Tech Data Corp.*	68,695	4,705,607
Trimble Navigation Ltd.*	22,810	374,540
Vishay Intertechnology, Inc.	41,008	397,367
Zebra Technologies Corp., Class A*	5,901	451,722
Total Technology Hardware & Equipment		30,834,745
Telecommunication Services—0.4%
Telephone & Data Systems, Inc.	32,910	821,434

Transportation—2.2%
Alaska Air Group, Inc.	11,758	934,173
Con-way, Inc.	20,684	981,456
Genesee & Wyoming, Inc., Class A*	4,647	274,545
JetBlue Airways Corp.*	39,767	1,024,796
Kirby Corp.*	6,116	378,886
Landstar System, Inc.	8,315	527,753
Old Dominion Freight Line, Inc.*	7,250	442,250
Werner Enterprises, Inc.	12,934	324,643
Total Transportation		4,888,502
Utilities—4.0%
Alliant Energy Corp.	10,021	586,128
Aqua America, Inc.	5,371	142,170
Atmos Energy Corp.	14,157	823,654
Black Hills Corp.	6,147	254,117
Cleco Corp.	4,032	214,664
Great Plains Energy, Inc.	17,010	459,610
Hawaiian Electric Industries, Inc.	17,926	514,297
IDACORP, Inc.	3,748	242,533
MDU Resources Group, Inc.	44,220	760,584
National Fuel Gas Co.	6,323	316,024
OGE Energy Corp.	14,570	398,635
ONE Gas, Inc.	6,756	306,249
PNM Resources, Inc.	9,670	271,244
Questar Corp.	10,495	203,708
Talen Energy Corp.*	65,838	664,964
UGI Corp.	36,824	1,282,212
Vectren Corp.	11,024	463,118
Westar Energy, Inc.	12,011	461,703
WGL Holdings, Inc.	8,567	494,059
Total Utilities		8,859,673

The accompanying notes are an integral part of these financial documents.

Schedule of Investments - continued

REVENUESHARES MID CAP FUND
SEPTEMBER 30, 2015 (UNAUDITED)

Investments	Shares	Value
Total Common Stocks
(Cost $217,904,592)		$221,164,283

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED—3.6%
Dreyfus Institutional Preferred Money Market Fund-Prime Shares, 0.06% (b) (Cost $8,011,922)	8,011,922	8,011,922
Total Investments—103.4% (Cost $225,916,514)		229,176,205
Liabilities in Excess of Other Assets—(3.4)%		(7,563,548)
Net Assets—100.0%		$221,612,657

PLC	-	Public Limited Company

*	Non-income producing security
(a)	All or a portion of the security was on loan. The aggregate market value of the securities on loan was $21,261,985; total market value of the collateral held by the fund was $21,617,182. The total market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $13,605,260.
(b)	Rate shown represents annualized 7-day yield as of September 30, 2015.

The accompanying notes are an integral part of these financial documents.

Schedule of Investments

REVENUESHARES SMALL CAP FUND
SEPTEMBER 30, 2015 (UNAUDITED)

Investments	Shares	Value
COMMON STOCKS—99.9%
Automobiles & Components—0.9%
Dorman Products, Inc.*(a)	8,071	$410,733
Drew Industries, Inc.	12,754	696,496
Gentherm, Inc.*	9,544	428,716
Standard Motor Products, Inc.	14,979	522,468
Superior Industries International, Inc.	20,352	380,175
Winnebago Industries, Inc.(a)	25,319	484,859
Total Automobiles & Components		2,923,447
Banks—2.7%
Astoria Financial Corp.	12,910	207,851
Bank Mutual Corp.	6,932	53,238
Banner Corp.	2,780	132,801
BBCN Bancorp, Inc.	10,689	160,549
BofI Holding, Inc.*(a)	780	100,487
Boston Private Financial Holdings, Inc.	15,296	178,963
Brookline Bancorp, Inc.	10,139	102,809
Cardinal Financial Corp.	3,697	85,068
Central Pacific Financial Corp.	5,166	108,331
City Holding Co.(a)	1,855	91,452
Columbia Banking System, Inc.(a)	6,627	206,829
Community Bank System, Inc.(a)	5,379	199,937
CVB Financial Corp.	8,942	149,331
Dime Community Bancshares	4,357	73,633
F.N.B. Corp.	24,916	322,662
First BanCorp*	64,548	229,791
First Commonwealth Financial Corp.	13,721	124,724
First Financial Bancorp	8,416	160,577
First Financial Bankshares, Inc.(a)	4,535	144,122
First Midwest Bancorp, Inc.	12,191	213,830
First NBC Bank Holding Co.*	890	31,186
Glacier Bancorp, Inc.	7,378	194,705
Hanmi Financial Corp.	3,843	96,844
Home BancShares, Inc.	4,909	198,815
Independent Bank Corp.	3,231	148,949
LegacyTexas Financial Group, Inc.	3,733	113,782
LendingTree, Inc.*	902	83,913
MB Financial, Inc.(a)	11,782	384,564
National Penn Bancshares, Inc.	15,789	185,521
NBT Bancorp, Inc.	6,693	180,309
Northfield Bancorp, Inc.	2,538	38,603
Northwest Bancshares, Inc.	12,847	167,011
OFG Bancorp	17,335	151,335
Old National Bancorp(a)	21,663	301,766
Oritani Financial Corp.	3,529	55,123

Investments	Shares	Value
Pinnacle Financial Partners, Inc.	2,825	$139,583
PrivateBancorp, Inc.(a)	8,100	310,473
Provident Financial Services, Inc.	8,135	158,633
S&T Bancorp, Inc.(a)	3,517	114,725
Simmons First National Corp., Class A(a)	3,242	155,389
Southside Bancshares, Inc.	2,802	77,195
Sterling Bancorp	10,297	153,116
Talmer Bancorp, Inc., Class A(a)	9,205	153,263
Texas Capital Bancshares, Inc.*(a)	5,361	281,024
Tompkins Financial Corp.	2,353	125,556
TrustCo Bank Corp.	14,453	84,406
UMB Financial Corp.(a)	8,925	453,479
United Bankshares, Inc.(a)	6,280	238,577
United Community Banks, Inc.	7,630	155,957
Walker & Dunlop, Inc.*	9,536	248,699
Westamerica Bancorporation(a)	2,207	98,079
Wilshire Bancorp, Inc.	9,398	98,773
Wintrust Financial Corp.	8,371	447,263
Total Banks		8,873,601
Capital Goods—13.1%
AAON, Inc.	9,411	182,385
AAR Corp.	41,443	786,174
Actuant Corp., Class A	38,125	701,119
Aegion Corp.*	39,951	658,393
Aerojet Rocketdyne Holdings, Inc.*	41,374	669,431
Aerovironment, Inc.*(a)	6,400	128,256
Albany International Corp., Class A	13,265	379,512
American Science & Engineering, Inc.	2,377	84,526
American Woodmark Corp.*	6,155	399,275
Apogee Enterprises, Inc.(a)	8,119	362,513
Applied Industrial Technologies, Inc.	35,700	1,361,955
Astec Industries, Inc.	14,925	500,137
AZZ, Inc.	8,134	396,044
Barnes Group, Inc.	17,720	638,806
Briggs & Stratton Corp.	48,985	945,900
Chart Industries, Inc.*	27,582	529,850
CIRCOR International, Inc.	9,012	361,561
Comfort Systems USA, Inc.	28,128	766,769
Cubic Corp.	17,936	752,236
Curtiss-Wright Corp.	17,805	1,111,388
DXP Enterprises, Inc.*	26,512	723,247
Dycom Industries, Inc.*	12,896	933,155
EMCOR Group, Inc.	75,757	3,352,247
Encore Wire Corp.	18,024	588,844
EnerSys(a)	26,052	1,395,866

The accompanying notes are an integral part of these financial documents.

Schedule of Investments - continued

REVENUESHARES SMALL CAP FUND
SEPTEMBER 30, 2015 (UNAUDITED)

Investments	Shares	Value
Engility Holdings, Inc.	32,322	$833,261
EnPro Industries, Inc.	14,744	577,522
ESCO Technologies, Inc.	7,930	284,687
Federal Signal Corp.	36,650	502,472
Franklin Electric Co., Inc.(a)	18,747	510,481
General Cable Corp.	197,803	2,353,856
Gibraltar Industries, Inc.*	28,246	518,314
Griffon Corp.(a)	67,358	1,062,236
Harsco Corp.	104,707	949,693
Hillenbrand, Inc.	35,293	917,971
John Bean Technologies Corp.	14,599	558,412
Kaman Corp.(a)	25,935	929,770
Lindsay Corp.(a)	4,248	287,972
Lydall, Inc.*	9,998	284,843
Moog, Inc., Class A*	23,141	1,251,234
Mueller Industries, Inc.	39,569	1,170,451
MYR Group, Inc.*	20,472	536,366
National Presto Industries, Inc.(a)	2,822	237,782
Orion Marine Group, Inc.*	29,979	179,274
PGT, Inc.*	14,018	172,141
Powell Industries, Inc.	11,746	353,555
Quanex Building Products Corp.	16,364	297,334
Simpson Manufacturing Co., Inc.	11,757	393,742
SPX Corp.	11,129	132,658
SPX FLOW, Inc.*	11,129	383,171
Standex International Corp.	5,359	403,801
TASER International, Inc.*(a)	4,073	89,708
Tennant Co.	7,898	443,710
Titan International, Inc.	111,427	736,532
Universal Forest Products, Inc.	24,483	1,412,179
Veritiv Corp.*	128,866	4,798,970
Vicor Corp.*	12,782	130,376
Watts Water Technologies, Inc., Class A	14,862	785,011
Total Capital Goods		43,189,074
Commercial & Professional Services—6.6%
ABM Industries, Inc.	92,546	2,527,431
Brady Corp., Class A	32,749	643,845
Brink's Co. (The)	63,120	1,704,871
CDI Corp.	65,025	555,964
Essendant, Inc.	89,358	2,897,880
Exponent, Inc.	3,620	161,307
G&K Services, Inc., Class A	7,271	484,394
Healthcare Services Group, Inc.(a)	21,657	729,841
Heidrick & Struggles International, Inc.	13,675	265,979
Insperity, Inc.	30,808	1,353,395

Investments	Shares	Value
Interface, Inc.	22,024	$494,219
Kelly Services, Inc., Class A	206,119	2,914,523
Korn/Ferry International	15,895	525,648
Matthews International Corp., Class A	13,952	683,229
Mobile Mini, Inc.	8,349	257,066
Navigant Consulting, Inc.*	27,710	440,866
On Assignment, Inc.*	27,636	1,019,768
Resources Connection, Inc.	19,914	300,104
Tetra Tech, Inc.	37,544	912,695
TrueBlue, Inc.*	55,158	1,239,400
UniFirst Corp.	7,036	751,515
US Ecology, Inc.	6,737	294,070
Viad Corp.	20,948	607,283
WageWorks, Inc.*	3,473	156,563
Total Commercial & Professional Services		21,921,856
Consumer Durables & Apparel—4.2%
Arctic Cat, Inc.(a)	17,178	381,008
Callaway Golf Co.	51,223	427,712
Crocs, Inc.*(a)	43,527	562,586
Ethan Allen Interiors, Inc.	13,227	349,325
G-III Apparel Group Ltd.*	15,677	966,644
Helen of Troy Ltd.*	7,922	707,435
Iconix Brand Group, Inc.*	15,053	203,516
iRobot Corp.*(a)	10,120	294,897
La-Z-Boy, Inc.	26,656	707,983
M/I Homes, Inc.*	26,824	632,510
Meritage Homes Corp.*	32,823	1,198,696
Movado Group, Inc.	11,804	304,897
Oxford Industries, Inc.	6,153	454,584
Perry Ellis International, Inc.*	20,498	450,136
Ryland Group, Inc. (The)(a)	32,729	1,336,325
Standard Pacific Corp.*	155,701	1,245,608
Steven Madden Ltd.*	18,761	687,028
Sturm Ruger & Co., Inc.(a)	4,277	251,017
TopBuild Corp.*	24,944	772,516
Unifi, Inc.*	13,017	388,037
Universal Electronics, Inc.*	6,702	281,685
Wolverine World Wide, Inc.	56,081	1,213,593
Total Consumer Durables & Apparel		13,817,738
Consumer Services—3.9%
American Public Education, Inc.*	8,090	189,711
Biglari Holdings, Inc.*	1,303	476,559
BJ's Restaurants, Inc.*(a)	10,659	458,657
Bob Evans Farms, Inc.	15,624	677,300
Boyd Gaming Corp.*	74,823	1,219,615

The accompanying notes are an integral part of these financial documents.

Schedule of Investments - continued

REVENUESHARES SMALL CAP FUND
SEPTEMBER 30, 2015 (UNAUDITED)

Investments	Shares	Value
Capella Education Co.	4,629	$229,228
Career Education Corp.*	86,849	326,552
DineEquity, Inc.	3,921	359,399
Interval Leisure Group, Inc.	18,333	336,594
Marcus Corp. (The)	12,880	249,099
Marriott Vacations Worldwide Corp.	10,644	725,282
Monarch Casino & Resort, Inc.*	5,374	96,571
Papa John's International, Inc.	12,850	879,968
Pinnacle Entertainment, Inc.*	33,835	1,144,976
Popeyes Louisiana Kitchen, Inc.*	2,333	131,488
Red Robin Gourmet Burgers, Inc.*	8,417	637,504
Regis Corp.*	83,878	1,098,802
Ruby Tuesday, Inc.*	94,497	586,826
Ruth's Hospitality Group, Inc.	10,551	171,348
Scientific Games Corp., Class A*(a)	107,720	1,125,674
Sonic Corp.	12,326	282,882
Strayer Education, Inc.*	4,407	242,253
Texas Roadhouse, Inc.	24,556	913,483
Universal Technical Institute, Inc.	45,743	160,558
Total Consumer Services		12,720,329
Diversified Financials—2.0%
Calamos Asset Management, Inc., Class A	13,226	125,382
Cash America International, Inc.	24,792	693,432
Encore Capital Group, Inc.*(a)	15,260	564,620
Enova International, Inc.*	30,483	311,536
Evercore Partners, Inc., Class A	10,776	541,386
Ezcorp, Inc., Class A*	86,221	531,984
Financial Engines, Inc.(a)	5,123	150,975
First Cash Financial Services, Inc.*	9,820	393,389
Green Dot Corp., Class A*	20,367	358,459
Greenhill & Co., Inc.	4,976	141,667
HFF, Inc., Class A	7,189	242,701
Interactive Brokers Group, Inc., Class A(a)	17,727	699,685
Investment Technology Group, Inc.	24,308	324,269
MarketAxess Holdings, Inc.	1,583	147,029
Piper Jaffray Cos.*	9,038	326,904
PRA Group, Inc.*(a)	9,627	509,461
Virtus Investment Partners, Inc.	2,305	231,653
World Acceptance Corp.*(a)	11,930	320,201
Total Diversified Financials		6,614,733
Energy—3.9%
Approach Resources, Inc.*(a)	45,692	85,444
Basic Energy Services, Inc.*(a)	160,781	530,577
Bill Barrett Corp.*(a)	50,741	167,445
Bonanza Creek Energy, Inc.*(a)	43,759	178,099

Investments	Shares	Value
Bristow Group, Inc.(a)	29,465	$770,805
CARBO Ceramics, Inc.(a)	11,984	227,576
Carrizo Oil & Gas, Inc.*(a)	9,696	296,116
Cloud Peak Energy, Inc.*(a)	226,064	594,548
Contango Oil & Gas Co.*	10,561	80,264
Era Group, Inc.*	9,897	148,158
Exterran Holdings, Inc.	72,868	1,311,624
Geospace Technologies Corp.*(a)	3,898	53,831
Green Plains, Inc.	81,254	1,581,203
Gulf Island Fabrication, Inc.	19,285	203,071
GulfMark Offshore, Inc., Class A(a)	31,181	190,516
Hornbeck Offshore Services, Inc.*(a)	19,140	258,964
ION Geophysical Corp.*	342,867	133,718
Matrix Service Co.*	33,196	745,914
Newpark Resources, Inc.*	85,256	436,511
Northern Oil and Gas, Inc.*(a)	35,917	158,753
PDC Energy, Inc.*(a)	3,900	206,739
Penn Virginia Corp.*(a)	322,453	170,900
Pioneer Energy Services Corp.*	203,870	428,127
REX American Resources Corp.*	6,746	341,483
Rex Energy Corp.*(a)	60,816	125,889
SEACOR Holdings, Inc.*(a)	10,788	645,230
Stone Energy Corp.*(a)	62,344	309,226
Synergy Resources Corp.*(a)	6,980	68,404
Tesco Corp.	31,591	225,560
TETRA Technologies, Inc.*	92,674	547,703
Tidewater, Inc.(a)	53,519	703,240
U.S. Silica Holdings, Inc.(a)	25,572	360,310
Unit Corp.*	63,574	715,843
Total Energy		13,001,791
Food & Staples Retailing—1.9%
Andersons, Inc. (The)	68,780	2,342,647
SpartanNash Co.	153,574	3,969,888
Total Food & Staples Retailing		6,312,535
Food, Beverage & Tobacco—2.7%
B&G Foods, Inc.	12,656	461,311
Calavo Growers, Inc.	9,945	443,945
Cal-Maine Foods, Inc.(a)	14,228	776,991
Darling Ingredients, Inc.*	170,711	1,918,792
Diamond Foods, Inc.*	15,530	479,256
J&J Snack Foods Corp.	4,423	502,718
Sanderson Farms, Inc.(a)	23,128	1,585,887
Seneca Foods Corp., Class A*	26,172	689,632
Snyder's-Lance, Inc.	26,553	895,633
Universal Corp.(a)	23,151	1,147,595

The accompanying notes are an integral part of these financial documents.

Schedule of Investments - continued

REVENUESHARES SMALL CAP FUND
SEPTEMBER 30, 2015 (UNAUDITED)

Investments	Shares	Value

Total Food, Beverage & Tobacco		$8,901,760
Health Care Equipment & Services—6.7%
Abaxis, Inc.(a)	2,009	88,376
ABIOMED, Inc.*	1,092	101,294
Aceto Corp.(a)	9,730	267,088
Air Methods Corp.*(a)	15,563	530,543
Almost Family, Inc.*	5,825	233,291
Amedisys, Inc.*	15,703	596,243
AMN Healthcare Services, Inc.*	18,558	556,926
Amsurg Corp.*(a)	15,095	1,173,032
Analogic Corp.	3,367	276,229
AngioDynamics, Inc.*	13,394	176,667
Anika Therapeutics, Inc.*	1,265	40,265
Cantel Medical Corp.	5,317	301,474
Chemed Corp.(a)	5,715	762,781
Computer Programs & Systems, Inc.	2,250	94,792
CONMED Corp.	7,567	361,249
CorVel Corp.*	8,197	264,763
Cross Country Healthcare, Inc.*	29,350	399,453
CryoLife, Inc.	7,965	77,499
Cyberonics, Inc.*(a)	2,312	140,523
Cynosure, Inc., Class A*	4,764	143,111
Ensign Group, Inc. (The)	12,744	543,277
ExamWorks Group, Inc.*	13,824	404,214
Greatbatch, Inc.*	5,960	336,263
Haemonetics Corp.*	14,168	457,910
Hanger, Inc.*	16,178	220,668
HealthEquity, Inc.*(a)	1,578	46,630
HealthStream, Inc.*	4,149	90,490
Healthways, Inc.*	34,553	384,229
HMS Holdings Corp.*	24,172	211,988
ICU Medical, Inc.*	1,508	165,126
Inogen, Inc.*(a)	1,321	64,134
Integra LifeSciences Holdings Corp.*	8,075	480,866
Invacare Corp.	42,121	609,491
IPC Healthcare, Inc.*	4,833	375,476
Kindred Healthcare, Inc.	164,185	2,585,914
Landauer, Inc.	2,298	85,003
LHC Group, Inc.*	8,548	382,694
Magellan Health, Inc.*	37,552	2,081,507
Masimo Corp.*	7,869	303,429
MedAssets, Inc.*	18,827	377,670
Medidata Solutions, Inc.*	4,135	174,125
Meridian Bioscience, Inc.	5,859	100,189
Merit Medical Systems, Inc.*	11,778	281,612

Investments	Shares	Value
Natus Medical, Inc.*	4,807	$189,636
Neogen Corp.*	2,634	118,504
NuVasive, Inc.*	7,914	381,613
Omnicell, Inc.*	7,443	231,477
PharMerica Corp.*	33,192	944,976
Providence Service Corp. (The)*	21,864	952,833
Quality Systems, Inc.	18,537	231,342
Select Medical Holdings Corp.(a)	136,804	1,476,115
SurModics, Inc.*	1,271	27,759
Vascular Solutions, Inc.*	2,071	67,121
Total Health Care Equipment & Services		21,969,880
Household & Personal Products—0.5%
Central Garden & Pet Co.*	29,053	449,450
Central Garden & Pet Co., Class A*	28,322	456,267
Inter Parfums, Inc.	10,154	251,921
Medifast, Inc.*	5,256	141,176
WD-40 Co.	2,544	226,594
Total Household & Personal Products		1,525,408
Insurance—2.5%
American Equity Investment Life Holding Co.	42,056	980,325
AMERISAFE, Inc.	4,613	229,404
eHealth, Inc.*	7,060	90,439
Employers Holdings, Inc.	18,303	407,974
HCI Group, Inc.	4,110	159,345
Horace Mann Educators Corp.	17,393	577,795
Infinity Property & Casualty Corp.	10,383	836,247
Navigators Group, Inc. (The)*	7,218	562,860
ProAssurance Corp.	9,139	448,451
RLI Corp.(a)	7,704	412,395
Safety Insurance Group, Inc.	7,905	428,056
Selective Insurance Group, Inc.	34,851	1,082,472
Stewart Information Services Corp.	28,009	1,145,848
United Fire Group, Inc.	15,295	536,090
United Insurance Holdings Corp.	12,911	169,780
Universal Insurance Holdings, Inc.	8,486	250,676
Total Insurance		8,318,157
Materials—7.5%
A. Schulman, Inc.	41,790	1,356,921
AK Steel Holding Corp.*(a)	1,379,336	3,324,200
American Vanguard Corp.	12,110	139,992
Balchem Corp.	5,540	336,666
Boise Cascade Co.*	63,113	1,591,710
Calgon Carbon Corp.	18,766	292,374
Century Aluminum Co.*(a)	209,960	965,816
Clearwater Paper Corp.*	21,504	1,015,849

The accompanying notes are an integral part of these financial documents.

Schedule of Investments - continued

REVENUESHARES SMALL CAP FUND
SEPTEMBER 30, 2015 (UNAUDITED)

Investments	Shares	Value
Deltic Timber Corp.	1,831	$109,512
Flotek Industries, Inc.*(a)	11,278	188,343
FutureFuel Corp.	18,996	187,680
Globe Specialty Metals, Inc.	30,365	368,327
H.B. Fuller Co.	32,589	1,106,071
Hawkins, Inc.	5,005	192,692
Haynes International, Inc.	7,246	274,189
Headwaters, Inc.*	22,061	414,747
Innophos Holdings, Inc.	9,872	391,326
Innospec, Inc.	11,474	533,656
Intrepid Potash, Inc.*	25,812	142,998
Kaiser Aluminum Corp.	9,277	744,479
KapStone Paper and Packaging Corp.	65,825	1,086,771
Koppers Holdings, Inc.	43,809	883,627
Kraton Performance Polymers, Inc.*	29,884	534,924
LSB Industries, Inc.*	17,622	269,969
Materion Corp.	19,349	580,857
Myers Industries, Inc.	25,510	341,834
Neenah Paper, Inc.	8,514	496,196
Olympic Steel, Inc.(a)	63,510	631,924
OM Group, Inc.	15,758	518,281
PH Glatfelter Co.	53,886	927,917
Quaker Chemical Corp.	5,100	393,108
Rayonier Advanced Materials, Inc.	84,003	514,098
Schweitzer-Mauduit International, Inc.	11,955	411,013
Stepan Co.	24,653	1,025,811
Stillwater Mining Co.*(a)	52,766	545,073
SunCoke Energy, Inc.	75,188	584,963
TimkenSteel Corp.	67,617	684,284
Tredegar Corp.	38,917	509,034
Wausau Paper Corp.	28,222	180,621
Total Materials		24,797,853
Media—1.0%
E.W. Scripps Co., (The), Class A(a)	24,977	441,344
Gannett Co., Inc.	126,840	1,868,353
Harte-Hanks, Inc.	75,623	266,949
Scholastic Corp.	20,159	785,395
Sizmek, Inc.*	13,999	83,854
Total Media		3,445,895
Pharmaceuticals, Biotechnology & Life Sciences—0.9%
Acorda Therapeutics, Inc.*	7,202	190,925
Affymetrix, Inc.*	20,024	171,005
Albany Molecular Research, Inc.*(a)	8,151	141,990
ANI Pharmaceuticals, Inc.*(a)	689	27,222
Cambrex Corp.*	4,539	180,108

Investments	Shares	Value
Depomed, Inc.*(a)	7,340	$138,359
Emergent BioSolutions, Inc.*	7,899	225,042
Enanta Pharmaceuticals, Inc.*(a)	2,941	106,288
Impax Laboratories, Inc.*(a)	7,934	279,356
Lannett Co., Inc.*(a)	3,533	146,690
Ligand Pharmaceuticals, Inc.*(a)	409	35,031
Luminex Corp.*	6,602	111,640
Medicines Co. (The)*	7,282	276,425
MiMedx Group, Inc.*(a)	10,485	101,180
Momenta Pharmaceuticals, Inc.*	2,461	40,385
Nektar Therapeutics*(a)	31,369	343,804
Prestige Brands Holdings, Inc.*	7,125	321,765
Repligen Corp.*(a)	1,069	29,772
Sagent Pharmaceuticals, Inc.*	8,654	132,666
Spectrum Pharmaceuticals, Inc.*(a)	14,987	89,622
Supernus Pharmaceuticals, Inc.*	3,924	55,054
Total Pharmaceuticals, Biotechnology & Life Sciences		3,144,329
Real Estate—1.8%
Acadia Realty Trust	3,966	119,258
Agree Realty Corp.	1,131	33,760
American Assets Trust, Inc.	3,622	147,995
Capstead Mortgage Corp.	7,130	70,516
CareTrust REIT, Inc.	3,119	35,401
Cedar Realty Trust, Inc.	12,944	80,382
Chesapeake Lodging Trust	9,751	254,111
CoreSite Realty Corp.	3,175	163,322
Cousins Properties, Inc.	21,940	202,287
DiamondRock Hospitality Co.	42,338	467,835
EastGroup Properties, Inc.	2,229	120,767
Education Realty Trust, Inc.(a)	4,279	140,993
EPR Properties	4,227	217,986
Forestar Group, Inc.*	10,461	137,562
Franklin Street Properties Corp.	12,520	134,590
Geo Group, Inc. (The)	31,279	930,237
Getty Realty Corp.	3,464	54,731
Government Properties Income Trust(a)	8,713	139,408
Healthcare Realty Trust, Inc.	8,905	221,289
Inland Real Estate Corp.	13,396	108,508
Kite Realty Group Trust	7,901	188,123
Lexington Realty Trust	28,696	232,438
LTC Properties, Inc.	1,565	66,778
Medical Properties Trust, Inc.(a)	17,751	196,326
Parkway Properties, Inc.	16,992	264,395
Pennsylvania Real Estate Investment Trust	11,831	234,609
Post Properties, Inc.	3,617	210,835

The accompanying notes are an integral part of these financial documents.

Schedule of Investments - continued

REVENUESHARES SMALL CAP FUND
SEPTEMBER 30, 2015 (UNAUDITED)

Investments	Shares	Value
PS Business Parks, Inc.	2,691	$213,612
Retail Opportunity Investments Corp.	5,807	96,048
Sabra Health Care REIT, Inc.(a)	4,823	111,797
Saul Centers, Inc.	2,212	114,471
Summit Hotel Properties, Inc.	19,368	226,025
Universal Health Realty Income Trust	820	38,491
Urstadt Biddle Properties, Inc., Class A	3,122	58,506
Total Real Estate		6,033,392
Retailing—12.1%
Barnes & Noble Education, Inc.*	61,821	785,745
Barnes & Noble, Inc.(a)	257,188	3,114,547
Big 5 Sporting Goods Corp.	45,972	477,189
Blue Nile, Inc.*	7,841	262,987
Buckle, Inc. (The)	15,919	588,525
Caleres, Inc.	42,528	1,298,380
Cato Corp., (The), Class A	15,254	519,094
Children's Place, Inc. (The)(a)	16,300	940,021
Core-Mark Holding Co., Inc.	18,973	1,241,783
Express, Inc.*	63,414	1,133,208
Finish Line, Inc., (The), Class A	37,919	731,837
Francesca's Holdings Corp.*	16,475	201,489
Fred's, Inc., Class A	81,575	966,664
FTD Cos., Inc.*	18,350	546,830
Genesco, Inc.*	25,222	1,439,419
Group 1 Automotive, Inc.(a)	66,858	5,692,959
Haverty Furniture Cos., Inc.	18,152	426,209
Hibbett Sports, Inc.*(a)	12,179	426,387
Kirkland's, Inc.	11,538	248,528
Lithia Motors, Inc., Class A(a)	33,296	3,599,631
Lumber Liquidators Holdings, Inc.*(a)	35,663	468,612
MarineMax, Inc.*	25,999	367,366
Men's Wearhouse, Inc. (The)	29,939	1,273,006
Monro Muffler Brake, Inc.	7,239	488,994
Nutrisystem, Inc.	8,508	225,632
Outerwall, Inc.(a)	20,076	1,142,927
Pep Boys-Manny, Moe & Jack (The)*	96,395	1,175,055
PetMed Express, Inc.(a)	7,417	119,414
Pool Corp.	17,112	1,237,198
Select Comfort Corp.*	29,839	652,877
Sonic Automotive, Inc., Class A	235,344	4,805,724
Stage Stores, Inc.	85,335	839,696
Stein Mart, Inc.	67,132	649,838
Tuesday Morning Corp.*	67,237	363,752
Vitamin Shoppe, Inc.*	19,758	644,901
VOXX International Corp.*	56,145	416,596

Investments	Shares	Value
Zumiez, Inc.*(a)	27,925	$436,468
Total Retailing		39,949,488
Semiconductors & Semiconductor Equipment—1.5%
Advanced Energy Industries, Inc.*	12,266	322,596
Brooks Automation, Inc.	25,110	294,038
Cabot Microelectronics Corp.*	5,484	212,450
CEVA, Inc.*	1,557	28,913
Cirrus Logic, Inc.*	12,949	408,023
Cohu, Inc.	18,272	180,162
Diodes, Inc.*	21,508	459,626
DSP Group, Inc.*	9,201	83,821
Exar Corp.*	11,935	71,013
Kopin Corp.*	6,693	21,016
Kulicke & Soffa Industries, Inc.*	36,364	333,822
Microsemi Corp.*	19,344	634,870
MKS Instruments, Inc.	12,810	429,519
Monolithic Power Systems, Inc.	3,242	165,990
Nanometrics, Inc.*	6,315	76,664
Pericom Semiconductor Corp.	4,239	77,362
Power Integrations, Inc.	4,464	188,247
Rudolph Technologies, Inc.*	8,854	110,232
Semtech Corp.*	16,045	242,280
Tessera Technologies, Inc.	4,634	150,188
Ultratech, Inc.*	5,529	88,575
Veeco Instruments, Inc.*	10,569	216,770
Total Semiconductors & Semiconductor Equipment		4,796,177
Software & Services—4.3%
Blackbaud, Inc.	5,814	326,282
Blucora, Inc.*	19,817	272,880
Bottomline Technologies (de), Inc.*(a)	6,465	161,690
CACI International, Inc., Class A*	23,855	1,764,554
Cardtronics, Inc.*	17,986	588,142
Ciber, Inc.*	138,563	440,630
comScore, Inc.*(a)	3,883	179,200
Constant Contact, Inc.*	7,418	179,812
CSG Systems International, Inc.	13,280	409,024
DHI Group, Inc.*	19,216	140,469
Ebix, Inc.(a)	4,655	116,189
EPIQ Systems, Inc.	19,889	256,966
ePlus, Inc.*	7,988	631,611
Exlservice Holdings, Inc.*	7,781	287,352
Forrester Research, Inc.	5,423	170,499
Heartland Payment Systems, Inc.	21,631	1,362,969
Interactive Intelligence Group, Inc.*	5,873	174,487
j2 Global, Inc.(a)	5,096	361,052

The accompanying notes are an integral part of these financial documents.

Schedule of Investments - continued

REVENUESHARES SMALL CAP FUND
SEPTEMBER 30, 2015 (UNAUDITED)

Investments	Shares	Value
Liquidity Services, Inc.*	34,274	$253,285
LivePerson, Inc.*	15,329	115,887
LogMeIn, Inc.*	2,072	141,228
ManTech International Corp., Class A	32,624	838,437
MicroStrategy, Inc., Class A*	1,433	281,542
Monotype Imaging Holdings, Inc.	4,588	100,110
Monster Worldwide, Inc.*	57,535	369,375
NIC, Inc.	8,228	145,718
Perficient, Inc.*	14,962	230,864
Progress Software Corp.*	6,902	178,279
QuinStreet, Inc.*	24,636	136,730
Stamps.com, Inc.*	1,119	82,817
Sykes Enterprises, Inc.*	27,712	706,656
Synchronoss Technologies, Inc.*(a)	7,044	231,043
Take-Two Interactive Software, Inc.*	42,231	1,213,297
Tangoe, Inc.*	14,941	107,575
TeleTech Holdings, Inc.	24,870	666,267
VASCO Data Security International, Inc.*(a)	7,703	131,259
Virtusa Corp.*	4,503	231,049
XO Group, Inc.*	5,325	75,242
Total Software & Services		14,060,468
Technology Hardware & Equipment—10.7%
ADTRAN, Inc.	21,658	316,207
Agilysys, Inc.*(a)	5,108	56,801
Anixter International, Inc.*	52,326	3,023,396
Badger Meter, Inc.	3,409	197,927
Bel Fuse, Inc., Class B	16,975	329,994
Benchmark Electronics, Inc.*	68,678	1,494,433
Black Box Corp.	35,827	528,090
CalAmp Corp.*(a)	7,796	125,438
Checkpoint Systems, Inc.	43,565	315,846
Coherent, Inc.*	7,556	413,313
Comtech Telecommunications Corp.	6,805	140,251
CTS Corp.	11,557	213,920
Daktronics, Inc.	38,212	331,298
Digi International, Inc.*	10,367	122,227
DTS, Inc.*	2,700	72,090
Electro Scientific Industries, Inc.(a)	18,490	85,794
Electronics For Imaging, Inc.*	9,536	412,718
Fabrinet*	20,253	371,238
FARO Technologies, Inc.*	5,070	177,450
Harmonic, Inc.*	37,304	216,363
II-VI, Inc.*	23,406	376,368
Insight Enterprises, Inc.*	114,155	2,950,907
Itron, Inc.*	34,740	1,108,553

Investments	Shares	Value
Ixia*	17,722	$256,792
Littelfuse, Inc.	4,975	453,471
Lumentum Holdings, Inc.*	25,748	436,429
Mercury Systems, Inc.*	7,468	118,816
Methode Electronics, Inc.	14,216	453,490
MTS Systems Corp.	5,286	317,741
NETGEAR, Inc.*	23,799	694,217
Newport Corp.*	22,759	312,936
OSI Systems, Inc.*	6,669	513,246
Park Electrochemical Corp.	5,278	92,840
Plexus Corp.*	37,707	1,454,736
QLogic Corp.*	25,111	257,388
Rofin-Sinar Technologies, Inc.*	11,024	285,852
Rogers Corp.*	6,210	330,248
Sanmina Corp.*	172,735	3,691,347
ScanSource, Inc.*	45,525	1,614,317
Super Micro Computer, Inc.*	33,664	917,681
SYNNEX Corp.	86,835	7,386,185
TTM Technologies, Inc.*	124,796	777,479
ViaSat, Inc.*(a)	11,636	748,078
Viavi Solutions, Inc.*	169,473	910,070
Total Technology Hardware & Equipment		35,403,981
Telecommunication Services—0.7%
8x8, Inc.*	9,785	80,922
Atlantic Tele-Network, Inc.	2,570	190,000
Cincinnati Bell, Inc.*	191,365	597,059
Consolidated Communications Holdings, Inc.	20,019	385,766
General Communication, Inc., Class A*	29,966	517,213
Iridium Communications, Inc.*(a)	32,029	196,978
Lumos Networks Corp.	8,971	109,087
Spok Holdings, Inc.	6,503	107,040
Total Telecommunication Services		2,184,065
Transportation—4.8%
Allegiant Travel Co.	3,044	658,265
ArcBest Corp.	50,004	1,288,603
Atlas Air Worldwide Holdings, Inc.*	25,166	869,737
Celadon Group, Inc.	24,286	389,062
Echo Global Logistics, Inc.*	31,815	623,574
Forward Air Corp.(a)	10,503	435,769
Hawaiian Holdings, Inc.*(a)	50,072	1,235,777
Heartland Express, Inc.(a)	20,396	406,696
Hub Group, Inc., Class A*(a)	49,615	1,806,482
Knight Transportation, Inc.	22,806	547,344
Marten Transport Ltd.	18,130	293,162
Matson, Inc.	24,634	948,163

The accompanying notes are an integral part of these financial documents.

Schedule of Investments - continued

REVENUESHARES SMALL CAP FUND
SEPTEMBER 30, 2015 (UNAUDITED)

Investments	Shares	Value
Republic Airways Holdings, Inc.*	236,452	$1,366,693
Roadrunner Transportation Systems, Inc.*	51,573	948,943
Saia, Inc.*	18,494	572,389
SkyWest, Inc.	100,557	1,677,291
UTi Worldwide, Inc.*	393,054	1,804,118
Total Transportation		15,872,068
Utilities—3.0%
ALLETE, Inc.	13,716	692,521
American States Water Co.	6,431	266,243
Avista Corp.(a)	26,193	870,917
El Paso Electric Co.	13,450	495,229
Laclede Group, Inc. (The)(a)	20,792	1,133,788
New Jersey Resources Corp.	61,518	1,847,385
Northwest Natural Gas Co.(a)	9,063	415,448
NorthWestern Corp.	12,748	686,225
Piedmont Natural Gas Co., Inc.	20,056	803,644
South Jersey Industries, Inc.	19,087	481,947
Southwest Gas Corp.	23,584	1,375,419
UIL Holdings Corp.	18,393	924,616
Total Utilities		9,993,382
Total Common Stocks
(Cost $334,792,008)		329,771,407

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED—5.7%
Dreyfus Institutional Preferred Money Market Fund-Prime Shares, 0.06% (b) (Cost $18,747,451)	18,747,451	18,747,451
Total Investments—105.6% (Cost $353,539,459)		348,518,858
Liabilities in Excess of Other Assets—(5.6)%		(18,557,662)
Net Assets—100.0%		$329,961,196

REIT	-	Real Estate Investment Trust

*	Non-income producing security
(a)	All or a portion of the security was on loan. The aggregate market value of the securities on loan was $40,479,904; total market value of the collateral held by the fund was $41,210,930. The total market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $22,463,479.
(b)	Rate shown represents annualized 7-day yield as of September 30, 2015.

The accompanying notes are an integral part of these financial documents.

Schedule of Investments

REVENUESHARES FINANCIALS SECTOR FUND
SEPTEMBER 30, 2015 (UNAUDITED)

Investments	Shares	Value
COMMON STOCKS—99.9%
Banks—28.7%
Bank of America Corp.	101,406	$1,579,905
BB&T Corp.	4,952	176,291
Citigroup, Inc.	27,529	1,365,714
Comerica, Inc.	1,237	50,841
Fifth Third Bancorp	5,643	106,709
Huntington Bancshares, Inc.	5,281	55,979
JPMorgan Chase & Co.	29,328	1,788,128
KeyCorp	5,972	77,696
M&T Bank Corp.(a)	733	89,389
People's United Financial, Inc.	1,583	24,901
PNC Financial Services Group, Inc. (The)	3,384	301,853
Regions Financial Corp.	10,477	94,398
SunTrust Banks, Inc.	3,960	151,430
U.S. Bancorp	8,897	364,866
Wells Fargo & Co.	31,958	1,641,043
Zions Bancorporation	1,492	41,090
Total Banks		7,910,233
Capital Markets—11.1%
Affiliated Managers Group, Inc.*	297	50,784
Ameriprise Financial, Inc.	2,316	252,745
Bank of New York Mellon Corp. (The)	8,180	320,247
BlackRock, Inc.	749	222,805
Charles Schwab Corp. (The)	4,057	115,868
E*TRADE Financial Corp.*	1,312	34,545
Franklin Resources, Inc.	4,352	162,156
Goldman Sachs Group, Inc. (The)	3,914	680,097
Invesco Ltd.	3,208	100,186
Legg Mason, Inc.	1,339	55,716
Morgan Stanley	21,625	681,187
Northern Trust Corp.	1,337	91,130
State Street Corp.	2,968	199,479
T. Rowe Price Group, Inc.	1,197	83,191
Total Capital Markets		3,050,136
Consumer Finance—4.3%
American Express Co.	8,485	628,993
Capital One Financial Corp.	5,000	362,600
Discover Financial Services	2,733	142,089
Navient Corp.	4,264	47,927
Total Consumer Finance		1,181,609
Diversified Financial Services—16.7%
Berkshire Hathaway, Inc., Class B*	30,567	3,985,937
CME Group, Inc.	700	64,918

Investments	Shares	Value
Intercontinental Exchange, Inc.	280	$65,797
Leucadia National Corp.	12,460	252,440
McGraw Hill Financial, Inc.	1,116	96,534
Moody's Corp.	692	67,954
Nasdaq, Inc.	1,344	71,675
Total Diversified Financial Services		4,605,255
Insurance—33.5%
ACE Ltd.	3,917	405,018
Aflac, Inc.	7,564	439,695
Allstate Corp. (The)	12,386	721,361
American International Group, Inc.	21,993	1,249,642
Aon PLC	2,627	232,778
Assurant, Inc.	2,771	218,937
Chubb Corp. (The)	2,352	288,473
Cincinnati Financial Corp.	1,966	105,771
Genworth Financial, Inc., Class A*	37,463	173,079
Hartford Financial Services Group, Inc. (The)	8,162	373,656
Lincoln National Corp.	5,610	266,251
Loews Corp.	7,852	283,771
Marsh & McLennan Cos., Inc.	4,803	250,813
MetLife, Inc.	30,240	1,425,816
Principal Financial Group, Inc.	4,704	222,687
Progressive Corp. (The)	13,453	412,200
Prudential Financial, Inc.	15,599	1,188,800
Torchmark Corp.	1,410	79,524
Travelers Cos., Inc.	5,474	544,827
Unum Group	6,585	211,247
XL Group PLC	4,029	146,333
Total Insurance		9,240,679
Real Estate Investment Trusts—4.9%
American Tower Corp.	992	87,276
Apartment Investment & Management Co., Class A	542	20,065
AvalonBay Communities, Inc.	234	40,908
Boston Properties, Inc.	446	52,806
Crown Castle International Corp.	966	76,189
Equinix, Inc.	181	49,485
Equity Residential	762	57,242
Essex Property Trust, Inc.	108	24,129
General Growth Properties, Inc.	2,082	54,070
HCP, Inc.(a)	1,337	49,803
Host Hotels & Resorts, Inc.	6,408	101,311
Iron Mountain, Inc.	2,174	67,438
Kimco Realty Corp.	954	23,306
Macerich Co. (The)	345	26,503

The accompanying notes are an integral part of these financial documents.

Schedule of Investments - continued

REVENUESHARES FINANCIALS SECTOR FUND
SEPTEMBER 30, 2015 (UNAUDITED)

Investments	Shares	Value
Plum Creek Timber Co., Inc.	861	$34,018
Prologis, Inc.	1,081	42,051
Public Storage	240	50,791
Realty Income Corp.	439	20,804
Simon Property Group, Inc.	568	104,353
SL Green Realty Corp.	308	33,313
Ventas, Inc.	1,268	71,084
Vornado Realty Trust	572	51,720
Welltower, Inc.	1,124	76,146
Weyerhaeuser Co.	5,409	147,882
Total Real Estate Investment Trusts		1,362,693
Real Estate Management & Development—0.7%
CBRE Group, Inc., Class A*	5,906	188,992

Thrifts & Mortgage Finance—0.0%†
Hudson City Bancorp, Inc.	1,000	10,170

Total Investments—99.9% (Cost $25,222,209)		27,549,767
Other Assets in Excess of Liabilities—0.1%		32,124
Net Assets—100.0%		$27,581,891

PLC	-	Public Limited Company

*	Non-income producing security
†	Less than 0.05%
(a)	All or a portion of the security was on loan. The aggregate market value of the securities on loan was $135,464; total market value of the collateral held by the fund was $137,345. The total market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $137,345.

The accompanying notes are an integral part of these financial documents.

Schedule of Investments

REVENUESHARES ADR FUND
SEPTEMBER 30, 2015 (UNAUDITED)

Investments	Shares	Value
COMMON STOCKS—96.3%
Automobiles & Components—7.6%
Honda Motor Co. Ltd.(a)	17,153	$512,875
Magna International, Inc.	3,014	144,702
Toyota Motor Corp.(a)	9,085	1,065,489
Total Automobiles & Components		1,723,066
Banks—9.3%
Banco Bilbao Vizcaya Argentaria SA(a)(b)	10,147	84,930
Banco Bradesco SA(a)	14,242	76,337
Banco de Chile(a)	150	9,420
Banco Santander Chile(a)	467	8,509
Banco Santander SA(a)	31,973	168,818
Bancolombia SA(a)	458	14,748
Bank of Montreal	1,280	69,824
Bank of Nova Scotia (The)(b)	1,893	83,444
Barclays PLC(a)	9,845	145,509
Canadian Imperial Bank of Commerce(b)	665	47,854
Credicorp Ltd.	137	14,571
HSBC Holdings PLC(a)	6,655	252,091
ING Groep NV(a)	5,133	72,529
KB Financial Group, Inc.(a)	864	25,393
Lloyds Banking Group PLC(a)	23,927	110,064
Mitsubishi UFJ Financial Group, Inc.(a)	30,210	183,979
Mizuho Financial Group, Inc.(a)(b)	27,016	100,229
Royal Bank of Canada	2,344	129,506
Royal Bank of Scotland Group PLC*(a)	9,548	91,088
Shinhan Financial Group Co. Ltd.(a)(b)	933	32,468
Sumitomo Mitsui Financial Group, Inc.(a)	24,736	188,736
Toronto-Dominion Bank (The)	2,746	108,247
Westpac Banking Corp.(a)	3,331	70,151
Total Banks		2,088,445
Capital Goods—1.4%
ABB Ltd.*(a)	8,912	157,475
Embraer SA(a)(b)	948	24,250
Koninklijke Philips NV	4,509	105,781
Nidec Corp.(a)(b)	2,110	36,566
Total Capital Goods		324,072
Consumer Durables & Apparel—1.7%
Gildan Activewear, Inc.	348	10,496
Luxottica Group S.p.A.(a)	636	44,062
Sony Corp.(a)	12,903	316,123
Total Consumer Durables & Apparel		370,681
Consumer Services—0.4%
Carnival PLC(a)(b)	1,296	67,042
InterContinental Hotels Group PLC(a)	217	7,515

Investments	Shares	Value
Restaurant Brands International, Inc.(b)	313	$11,243
Total Consumer Services		85,800
Diversified Financials—2.3%
Credit Suisse Group AG*(a)(b)	4,468	107,366
Deutsche Bank AG(b)	5,887	158,714
Nomura Holdings, Inc.(a)	10,304	59,969
ORIX Corp.(a)	1,093	70,968
UBS Group AG	6,819	126,288
Total Diversified Financials		523,305
Energy—35.3%
BP PLC(a)	39,820	1,216,899
Cameco Corp.(b)	697	8,483
Canadian Natural Resources Ltd.	2,901	56,425
Cenovus Energy, Inc.	4,489	68,053
China Petroleum & Chemical Corp.(a)(b)	24,609	1,514,438
CNOOC Ltd.(a)	1,427	147,095
Ecopetrol SA(a)	12,055	103,673
Enbridge, Inc.	3,237	120,190
Encana Corp.	4,082	26,288
Eni S.p.A.(a)(b)	15,136	474,816
Imperial Oil Ltd.	3,553	112,310
Pembina Pipeline Corp.(b)	741	17,791
PetroChina Co. Ltd.(a)(b)	19,255	1,342,074
Royal Dutch Shell PLC, Class A(a)	14,669	695,164
Royal Dutch Shell PLC, Class B(a)	14,687	697,339
Statoil ASA(a)(b)	21,965	319,810
Suncor Energy, Inc.	5,003	133,680
Tenaris SA(a)(b)	1,591	38,359
Total SA(a)(b)	16,611	742,678
TransCanada Corp.(b)	1,195	37,738
Ultrapar Participacoes SA(a)(b)	6,536	109,282
Total Energy		7,982,585
Food & Staples Retailing—0.8%
Cencosud SA(a)(b)	11,965	69,875
Delhaize Group(a)(b)	5,205	115,187
Total Food & Staples Retailing		185,062
Food, Beverage & Tobacco—2.5%
Ambev SA(a)	13,101	64,195
Anheuser-Busch InBev NV(a)	1,853	197,011
BRF SA(a)	2,646	47,073
British American Tobacco PLC(a)	866	95,329
Diageo PLC(a)	681	73,405
Fomento Economico Mexicano SAB de CV(a)	916	81,753
Total Food, Beverage & Tobacco		558,766

The accompanying notes are an integral part of these financial documents.

Schedule of Investments - continued

REVENUESHARES ADR FUND
SEPTEMBER 30, 2015 (UNAUDITED)

Investments	Shares	Value
Health Care Equipment & Services—0.4%
Fresenius Medical Care AG & Co. KGaA(a)(b)	1,845	$71,973
Smith & Nephew PLC(a)	572	20,020
Total Health Care Equipment & Services		91,993
Household & Personal Products—1.2%
Unilever NV	3,329	133,826
Unilever PLC(a)	3,278	133,677
Total Household & Personal Products		267,503
Insurance—5.9%
Aegon NV, Class G	33,977	195,368
Aviva PLC(a)(b)	13,127	180,102
China Life Insurance Co. Ltd.(a)(b)	21,193	368,334
Manulife Financial Corp.	10,101	156,364
Prudential PLC(a)	8,520	359,033
Sun Life Financial, Inc.	2,481	80,037
Total Insurance		1,339,238
Materials—6.3%
Agnico Eagle Mines Ltd.	385	9,748
Agrium, Inc.(b)	653	58,443
ArcelorMittal	45,920	236,488
Barrick Gold Corp.	6,696	42,587
BHP Billiton Ltd.(a)(b)	4,046	127,934
BHP Billiton PLC(a)	4,154	127,403
Cemex SAB de CV*(a)	8,308	58,073
Cia de Minas Buenaventura SAA(a)	801	4,774
Cia Siderurgica Nacional SA(a)(b)	19,180	18,380
CRH PLC(a)	3,439	91,271
Eldorado Gold Corp.(b)	1,600	5,152
Gerdau SA(a)	40,760	55,841
Goldcorp, Inc.	1,330	16,652
James Hardie Industries PLC(a)	535	6,436
Kinross Gold Corp.*	9,479	16,304
POSCO(a)	6,438	225,459
Potash Corp. of Saskatchewan, Inc.	1,125	23,119
Randgold Resources Ltd.(a)	79	4,668
Rio Tinto PLC(a)(b)	4,873	164,805
Silver Wheaton Corp.	227	2,726
Sociedad Quimica y Minera de Chile SA(a)	468	6,805
Southern Copper Corp.	879	23,487
Syngenta AG(a)	899	57,338
Teck Resources Ltd., Class B	4,984	23,923
Yamana Gold, Inc.	5,578	9,483
Total Materials		1,417,299
Media—0.9%
Grupo Televisa SAB(a)	871	22,664

Investments	Shares	Value
Pearson PLC(a)	1,912	$32,810
Shaw Communications, Inc., Class B	1,056	20,486
Thomson Reuters Corp.	1,361	54,794
WPP PLC(a)	778	80,935
Total Media		211,689
Pharmaceuticals, Biotechnology & Life Sciences—3.5%
AstraZeneca PLC(a)	3,355	106,756
GlaxoSmithKline PLC(a)	3,975	152,839
Novartis AG(a)(b)	2,360	216,931
Novo Nordisk A/S(a)	1,202	65,196
QIAGEN NV*	212	5,470
Sanofi(a)	3,717	176,446
Shire PLC(a)	126	25,859
Valeant Pharmaceuticals International, Inc.*	179	31,930
Total Pharmaceuticals, Biotechnology & Life Sciences		781,427
Real Estate—0.4%
Brookfield Asset Management, Inc., Class A	2,930	92,119

Semiconductors & Semiconductor Equipment—0.8%
ARM Holdings PLC(a)	129	5,579
ASML Holding NV, Class G(b)	332	29,210
STMicroelectronics NV, Class Y(b)	4,399	30,001
Taiwan Semiconductor Manufacturing Co. Ltd.(a)	5,925	122,944
Total Semiconductors & Semiconductor Equipment		187,734
Software & Services—0.6%
CGI Group, Inc., Class A*	1,088	39,396
SAP SE(a)	1,458	94,464
Total Software & Services		133,860
Technology Hardware & Equipment—2.1%
Alcatel-Lucent*(a)	19,602	71,547
BlackBerry Ltd.*	2,364	14,491
Canon, Inc.(a)	4,556	131,987
Kyocera Corp.(a)(b)	1,238	56,973
Nokia OYJ(a)(b)	10,466	70,960
Telefonaktiebolaget LM Ericsson(a)	13,591	132,920
Total Technology Hardware & Equipment		478,878
Telecommunication Services—11.1%
America Movil SAB de CV, Class L(a)	14,766	244,377
BCE, Inc.(b)	1,932	79,135
BT Group PLC(a)(b)	2,025	129,094
China Mobile Ltd.(a)	7,949	472,965
Chunghwa Telecom Co. Ltd.(a)(b)	1,058	31,973
Nippon Telegraph & Telephone Corp.(a)	13,138	463,903
NTT DOCOMO, Inc.(a)(b)	10,311	174,050

The accompanying notes are an integral part of these financial documents.

Schedule of Investments - continued

REVENUESHARES ADR FUND
SEPTEMBER 30, 2015 (UNAUDITED)

Investments	Shares	Value
Orange SA(a)(b)	13,688	$206,962
Rogers Communications, Inc., Class B(b)	1,448	49,927
Telecom Italia S.p.A.*(a)(b)	8,753	107,487
Telefonica SA(a)	19,548	235,358
TELUS Corp.(b)	1,418	44,724
Vodafone Group PLC(a)	8,634	274,043
Total Telecommunication Services		2,513,998
Transportation—0.7%
Canadian National Railway Co.	817	46,373
Canadian Pacific Railway Ltd.(b)	173	24,838
Latam Airlines Group SA*(a)(b)	9,083	44,325
Ryanair Holdings PLC(a)	378	29,597
Total Transportation		145,133
Utilities—1.1%
Cia Energetica de Minas Gerais(a)	17,744	31,584
CPFL Energia SA*(a)(b)	3,829	28,718
Empresa Nacional de Electricidad SA(a)	495	17,577
Enersis SA(a)	4,015	50,750
National Grid PLC(a)(b)	1,605	111,756
TransAlta Corp.	24	112
Total Utilities		240,497
Total Common Stocks
(Cost $25,642,257)		21,743,150
PREFERRED STOCKS—3.2%
Banks—0.5%
Itau Unibanco Holding SA(a)	16,544	109,521
Energy—2.2%
Petroleo Brasileiro SA*(a)(b)	134,615	495,383
Materials—0.5%
Vale SA, Class A(a)(b)	33,759	113,093
Total Preferred Stocks
(Cost $1,206,270)		717,997

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED—17.6%
Dreyfus Institutional Preferred Money Market Fund-Prime Shares, 0.06% (c) (Cost $3,984,729)	3,984,729	3,984,729
Total Investments—117.1% (Cost $30,833,256)		26,445,876
Liabilities in Excess of Other Assets—(17.1)%		(3,853,133)
Net Assets—100.0%		$22,592,743

Country	Value	% of Net Assets
Australia	$198,085	0.9%
Belgium	312,198	1.4
Brazil	1,173,657	5.2
Canada	2,074,343	9.2
Chile	207,261	0.9
China	1,710,408	7.6
Colombia	118,421	0.5
Denmark	65,196	0.3
Finland	70,960	0.3
France	1,197,633	5.3
Germany	325,151	1.4
Hong Kong	2,134,498	9.4
Ireland	153,163	0.7
Italy	626,365	2.8
Japan	3,361,847	14.9
Jersey Islands	4,668	0.0 †
Luxembourg	274,847	1.2
Mexico	406,867	1.8
Netherlands	1,934,687	8.6
Norway	319,810	1.4
Peru	19,345	0.1
South Korea	283,320	1.2
Spain	489,106	2.2
Sweden	132,920	0.6
Switzerland	695,399	3.1
Taiwan	154,917	0.7
United Kingdom	3,937,794	17.4
United States	4,063,010	18.0
Total Investments	26,445,876	117.1
Liabilities in Excess of Other Assets	(3,853,133)	(17.1)
Net Assets	$22,592,743	100.0%

PLC	-	Public Limited Company

*	Non-income producing security
†	Less than 0.05%
(a)	American Depositary Receipt
(b)	All or a portion of the security was on loan. The aggregate market value of the securities on loan was $3,985,650; total market value of the collateral held by the fund was $3,984,729.
(c)	Rate shown represents annualized 7-day yield as of September 30, 2015.

The accompanying notes are an integral part of these financial documents.

Schedule of Investments

REVENUESHARES NAVELLIER OVERALL A-100 FUND
SEPTEMBER 30, 2015 (UNAUDITED)

Investments	Shares	Value
COMMON STOCKS—100.1%
Banks—3.4%
BNC Bancorp	945	$21,007
BofI Holding, Inc.*(a)	176	22,674
CenterState Banks, Inc.	1,244	18,287
Enterprise Financial Services Corp.	816	20,539
Fidelity Southern Corp.	1,081	22,852
Heartland Financial USA, Inc.	613	22,246
LendingTree, Inc.*	173	16,094
Pacific Premier Bancorp, Inc.*	958	19,466
Pinnacle Financial Partners, Inc.	458	22,630
Suffolk Bancorp	677	18,496
TriState Capital Holdings, Inc.*	1,310	16,336
Walker & Dunlop, Inc.*	1,006	26,236
Total Banks		246,863
Capital Goods—3.4%
A.O. Smith Corp.	759	49,479
American Woodmark Corp.*	428	27,764
Apogee Enterprises, Inc.(a)	535	23,888
Comfort Systems USA, Inc.	1,361	37,101
Dycom Industries, Inc.*	598	43,271
Global Brass & Copper Holdings, Inc.	1,981	40,630
Patrick Industries, Inc.*	630	24,879
Total Capital Goods		247,012
Commercial & Professional Services—2.4%
Equifax, Inc.	546	53,060
Insperity, Inc.	1,236	54,298
Interface, Inc.	1,282	28,768
Multi-Color Corp.(a)	437	33,426
Total Commercial & Professional Services		169,552
Consumer Durables & Apparel—12.8%
Culp, Inc.	682	21,872
D.R. Horton, Inc.	5,108	149,971
G-III Apparel Group Ltd.*	742	45,752
Helen of Troy Ltd.*	404	36,077
Hooker Furniture Corp.	842	19,821
NIKE, Inc., Class B	3,934	483,764
NVR, Inc.*	54	82,362
Skechers U.S.A., Inc., Class A*	418	56,045
Smith & Wesson Holding Corp.*	1,252	21,121
Total Consumer Durables & Apparel		916,785
Consumer Services—5.0%
Bright Horizons Family Solutions, Inc.*	573	36,810
Cracker Barrel Old Country Store, Inc.	381	56,114
Darden Restaurants, Inc.	1,619	110,966

Investments	Shares	Value
Isle of Capri Casinos, Inc.*	1,636	$28,532
Ruth's Hospitality Group, Inc.	1,178	19,131
Service Corp. International	2,065	55,961
ServiceMaster Global Holdings, Inc.*	1,535	51,499
Total Consumer Services		359,013
Diversified Financials—0.7%
Credit Acceptance Corp.*(a)	138	27,168
MarketAxess Holdings, Inc.	221	20,527
Total Diversified Financials		47,695
Food & Staples Retailing—6.9%
Walgreens Boots Alliance, Inc.	5,939	493,531

Food, Beverage & Tobacco—2.8%
Coca-Cola Bottling Co. Consolidated	266	51,439
Reynolds American, Inc.	3,430	151,846
Total Food, Beverage & Tobacco		203,285
Health Care Equipment & Services—21.3%
ABIOMED, Inc.*	223	20,686
Aetna, Inc.	4,425	484,139
AMN Healthcare Services, Inc.*	984	29,530
Centene Corp.*	4,771	258,731
Cigna Corp.	3,661	494,308
Ensign Group, Inc. (The)	696	29,671
ICU Medical, Inc.*	193	21,134
LeMaitre Vascular, Inc.	1,122	13,677
LHC Group, Inc.*	599	26,817
Masimo Corp.*	631	24,331
Universal Health Services, Inc., Class B	1,021	127,431
Total Health Care Equipment & Services		1,530,455
Household & Personal Products—0.4%
USANA Health Sciences, Inc.*(a)	214	28,682

Insurance—9.5%
First American Financial Corp.	2,196	85,798
FNF Group	3,814	135,283
Hanover Insurance Group, Inc. (The)	1,135	88,189
Hartford Financial Services Group, Inc. (The)	6,302	288,505
StanCorp Financial Group, Inc.	505	57,671
Universal Insurance Holdings, Inc.	855	25,257
Total Insurance		680,703
Materials—0.4%
Headwaters, Inc.*	1,492	28,050

Pharmaceuticals, Biotechnology & Life Sciences—2.0%
Cambrex Corp.*	496	19,681
China Biologic Products, Inc.*	212	19,042

The accompanying notes are an integral part of these financial documents.

Schedule of Investments - continued

REVENUESHARES NAVELLIER OVERALL A-100 FUND
SEPTEMBER 30, 2015 (UNAUDITED)

Investments	Shares	Value
Heska Corp.*	540	$16,459
Ligand Pharmaceuticals, Inc.*(a)	181	15,503
Regeneron Pharmaceuticals, Inc.*	120	55,817
Sucampo Pharmaceuticals, Inc., Class A*	762	15,141
Total Pharmaceuticals, Biotechnology & Life Sciences		141,643
Real Estate—0.6%
CoreSite Realty Corp.	424	21,811
CubeSmart	891	24,244
Total Real Estate		46,055
Retailing—11.9%
Aaron’s, Inc.	1,571	56,729
Foot Locker, Inc.	1,659	119,398
Nutrisystem, Inc.	857	22,728
O'Reilly Automotive, Inc.*	506	126,500
Target Corp.	6,681	525,527
Total Retailing		850,882
Semiconductors & Semiconductor Equipment—1.0%
Ambarella, Inc.*(a)	303	17,510
Skyworks Solutions, Inc.	678	57,095
Total Semiconductors & Semiconductor Equipment		74,605
Software & Services—13.5%
Cognizant Technology Solutions Corp., Class A*	2,886	180,692
Ebix, Inc.(a)	755	18,845
Electronic Arts, Inc.*	1,178	79,809
Ellie Mae, Inc.*(a)	275	18,307
Genpact Ltd.*	2,254	53,217
Global Payments, Inc.	500	57,365
Globant SA*	651	19,914
Hackett Group, Inc. (The)	1,419	19,511
Luxoft Holding, Inc.*	395	25,000
Manhattan Associates, Inc.*	401	24,982
MAXIMUS, Inc.	719	42,824
MicroStrategy, Inc., Class A*	125	24,559
NCI, Inc., Class A	1,434	19,029
Sapiens International Corp NV	1,650	19,008
Total System Services, Inc.	1,153	52,381
Tucows, Inc., Class A*(a)	806	18,651
Tyler Technologies, Inc.*	171	25,532
Vantiv, Inc., Class A*	1,275	57,273
Visa, Inc., Class A	3,017	210,164
Total Software & Services		967,063
Technology Hardware & Equipment—0.3%
Dot Hill Systems Corp.*	1,965	19,119

Investments	Shares	Value
Transportation—1.8%
Alaska Air Group, Inc.	1,196	$95,022
Allegiant Travel Co.	156	33,735
Total Transportation		128,757
Total Common Stocks
(Cost $7,322,248)		7,179,750

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED—1.6%
Dreyfus Institutional Preferred Money Market Fund-Prime Shares, 0.06% (b) (Cost $114,901)	114,901	114,901
Total Investments—101.7% (Cost $7,437,149)		7,294,651
Liabilities in Excess of Other Assets—(1.7)%		(119,441)
Net Assets—100.0%		$7,175,210

*	Non-income producing security
(a)	All or a portion of the security was on loan. The aggregate market value of the securities on loan was $217,676; total market value of the collateral held by the fund was $218,120. The total market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $103,219.
(b)	Rate shown represents annualized 7-day yield as of September 30, 2015.

The accompanying notes are an integral part of these financial documents.

Schedule of Investments

REVENUESHARES ULTRA DIVIDEND FUND
SEPTEMBER 30, 2015 (UNAUDITED)

Investments	Shares	Value
COMMON STOCKS—99.2%
Banks—1.0%
New York Community Bancorp, Inc.	11,795	$213,018
PacWest Bancorp	2,872	122,950
People's United Financial, Inc.	12,014	188,980
Valley National Bancorp(a)	8,912	87,694
Total Banks		612,642
Commercial & Professional Services—2.7%
R.R. Donnelley & Sons Co.	116,757	1,699,982

Consumer Durables & Apparel—1.9%
Mattel, Inc.(a)	39,691	835,892
Tupperware Brands Corp.	7,218	357,219
Total Consumer Durables & Apparel		1,193,111
Diversified Financials—0.8%
CME Group, Inc.	5,311	492,542

Energy—26.5%
Chevron Corp.	40,645	3,206,078
ConocoPhillips	66,340	3,181,666
Ensco PLC, Class A	42,033	591,825
HollyFrontier Corp.	54,171	2,645,712
Kinder Morgan, Inc.	78,485	2,172,465
Noble Corp. PLC(a)	40,326	439,957
ONEOK, Inc.	43,981	1,416,188
Spectra Energy Corp.	31,315	822,645
Transocean Ltd.(a)	82,961	1,071,856
Williams Cos., Inc. (The)	27,597	1,016,949
Total Energy		16,565,341
Food, Beverage & Tobacco—11.8%
Altria Group, Inc.	52,979	2,882,057
Philip Morris International, Inc.	38,814	3,079,115
Reynolds American, Inc.	32,500	1,438,775
Total Food, Beverage & Tobacco		7,399,947
Insurance—2.1%
Mercury General Corp.	8,906	449,842
Old Republic International Corp.	53,354	834,457
Total Insurance		1,284,299
Materials—1.9%
Chemours Co. (The)(a)	100,519	650,358
Greif, Inc., Class A	17,262	550,830
Total Materials		1,201,188
Real Estate—6.8%
BioMed Realty Trust, Inc.	5,159	103,077
Corporate Office Properties Trust	4,639	97,558

Investments	Shares	Value
Corrections Corp. of America	8,736	$258,061
HCP, Inc.(a)	10,119	376,933
Hospitality Properties Trust	10,827	276,955
Iron Mountain, Inc.	16,453	510,372
Lamar Advertising Co., Class A	3,875	202,197
LaSalle Hotel Properties	5,833	165,599
Liberty Property Trust	4,071	128,277
Mid-America Apartment Communities, Inc.	2,004	164,067
National Retail Properties, Inc.	2,025	73,447
Omega Healthcare Investors, Inc.	2,768	97,295
Plum Creek Timber Co., Inc.	6,521	257,645
Realty Income Corp.	3,327	157,667
Senior Housing Properties Trust	9,205	149,121
Ventas, Inc.	9,647	540,811
Welltower, Inc.	8,516	576,721
WP GLIMCHER, Inc.	10,729	125,100
Total Real Estate		4,260,903
Retailing—0.6%
Guess?, Inc.(a)	17,271	368,909

Telecommunication Services—15.1%
AT&T, Inc.	95,452	3,109,826
CenturyLink, Inc.	104,257	2,618,936
Frontier Communications Corp.	151,651	720,342
Verizon Communications, Inc.	67,642	2,943,103
Windstream Holdings, Inc.	13,683	84,014
Total Telecommunication Services		9,476,221
Utilities—28.0%
AGL Resources, Inc.	11,273	688,104
Ameren Corp.	22,848	965,785
CenterPoint Energy, Inc.	70,569	1,273,065
Consolidated Edison, Inc.(a)	31,192	2,085,185
Duke Energy Corp.	45,729	3,289,744
Entergy Corp.	29,198	1,900,790
Hawaiian Electric Industries, Inc.	16,258	466,442
Pepco Holdings, Inc.	32,591	789,354
PPL Corp.	59,113	1,944,227
SCANA Corp.	13,935	783,983
Southern Co. (The)	64,932	2,902,460
TECO Energy, Inc.	16,003	420,239
Total Utilities		17,509,378
Total Common Stocks
(Cost $66,452,640)		62,064,463

The accompanying notes are an integral part of these financial documents.

Schedule of Investments - continued

REVENUESHARES ULTRA DIVIDEND FUND
SEPTEMBER 30, 2015 (UNAUDITED)

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED—2.8%
Dreyfus Institutional Preferred Money Market Fund-Prime Shares, 0.06% (b) (Cost $1,750,992)	1,750,992	$1,750,992
Total Investments—102.0% (Cost $68,203,632)		63,815,455
Liabilities in Excess of Other Assets—(2.0)%		(1,267,839)
Net Assets—100.0%		$62,547,616

PLC	-	Public Limited Company

(a)	All or a portion of the security was on loan. The aggregate market value of the securities on loan was $5,152,193; total market value of the collateral held by the fund was $5,168,522. The total market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $3,417,530.
(b)	Rate shown represents annualized 7-day yield as of September 30, 2015.

The accompanying notes are an integral part of these financial documents.

Schedule of Investments

REVENUESHARES GLOBAL GROWTH FUND
SEPTEMBER 30, 2015 (UNAUDITED)

Investments	Shares	Value
COMMON STOCKS—99.6%
Automobiles & Components—5.6%
Bayerische Motoren Werke AG	95	$8,401
Daimler AG	412	29,824
Fiat Chrysler Automobiles NV*	2,912	37,739
Ford Otomotiv Sanayi AS	1,384	14,764
Volkswagen AG	281	32,919
Total Automobiles & Components		123,647
Banks—6.2%
BBVA Banco Continental SA	12,453	11,676
Credicorp Ltd.	321	34,142
Danske Bank A/S	425	12,814
DNB ASA	728	9,448
Intesa Sanpaolo S.p.A.	982	3,459
Intesa Sanpaolo S.p.A.-RSP	1,086	3,491
KBC Groep NV	169	10,634
Komercni banka AS	162	35,068
Turkiye Is Bankasi, Class C	9,811	15,262
Total Banks		135,994
Capital Goods—13.8%
Alliance Global Group, Inc.	25,640	8,404
CNH Industrial NV	1,386	9,012
Ellaktor SA*	5,622	9,602
Enka Insaat ve Sanayi AS	8,291	13,692
Ferreycorp SAA	46,023	18,003
FLSmidth & Co. A/S	171	5,667
Grana y Montero SAA	31,418	25,361
JG Summit Holdings, Inc.	12,038	18,248
KOC Holding AS	18,070	70,424
San Miguel Corp.	64,425	66,851
Siemens AG	199	17,757
SM Investments Corp.	1,302	24,806
Vestas Wind Systems A/S	329	17,062
Total Capital Goods		304,889
Commercial & Professional Services—1.1%
ISS A/S	713	23,631

Consumer Durables & Apparel—0.9%
Arcelik AS	2,660	12,958
Pegas Nonwovens SA	202	7,132
Total Consumer Durables & Apparel		20,090
Consumer Services—0.5%
Intralot SA-Integrated Lottery Systems & Services*	5,879	11,156

Investments	Shares	Value
Diversified Financials—4.9%
Ackermans & van Haaren NV	49	$7,165
Aker ASA, Class A	858	14,887
Ayala Corp.	1,031	16,919
EXOR S.p.A.	1,143	49,733
GT Capital Holdings, Inc.	474	12,829
Marfin Investment Group Holdings SA*	78,255	6,551
Total Diversified Financials		108,084
Energy—17.0%
Aegean Marine Petroleum Network, Inc.	3,935	26,522
Aker Solutions ASA	1,848	6,378
Eni S.p.A.(a)	2,413	37,844
Hellenic Petroleum SA*	8,616	51,454
Motor Oil Hellas Corinth Refineries SA*	4,484	54,057
Petron Corp.	232,263	34,536
Seadrill Ltd.*	1,039	6,048
Statoil ASA	7,539	109,682
Subsea 7 SA*	1,072	8,043
Tupras Turkiye Petrol Rafinerileri AS*	1,623	39,721
Total Energy		374,285
Food & Staples Retailing—5.5%
Bim Birlesik Magazalar AS	896	15,877
Colruyt SA*	382	18,348
Cosco Capital, Inc.	66,811	9,677
Delhaize Group	463	40,881
InRetail Peru Corp.*	1,872	22,370
Metro AG	535	14,745
Total Food & Staples Retailing		121,898
Food, Beverage & Tobacco—5.9%
Alicorp SAA*	14,141	22,302
Anheuser-Busch InBev NV	667	70,672
Carlsberg A/S, Class B	281	21,548
Philip Morris CR AS	35	16,519
Total Food, Beverage & Tobacco		131,041
Insurance—4.2%
Ageas	581	23,805
Allianz SE	160	25,049
Assicurazioni Generali S.p.A.	1,977	36,104
Storebrand ASA*	2,402	7,856
Total Insurance		92,814
Materials—8.1%
BASF SE	237	18,074
Cia de Minas Buenaventura SAA(b)	742	4,422
Norsk Hydro ASA	4,987	16,581
Sociedad Minera Cerro Verde SAA*	737	11,799

The accompanying notes are an integral part of these financial documents.

Schedule of Investments - continued

REVENUESHARES GLOBAL GROWTH FUND
SEPTEMBER 30, 2015 (UNAUDITED)

Investments	Shares	Value
Solvay SA	175	$17,819
Southern Copper Corp.(a)	2,098	56,059
Titan Cement Co. SA	303	6,832
Umicore SA	402	15,457
Union Andina de Cementos SAA	20,267	11,766
Yara International ASA	501	19,940
Total Materials		178,749
Pharmaceuticals, Biotechnology & Life Sciences—1.4%
Novo Nordisk A/S, Class B	553	29,639

Retailing—0.4%
D'Ieteren SA	241	9,282

Telecommunication Services—7.9%
Deutsche Telekom AG	915	16,224
Hellenic Telecommunications Organization SA	2,509	21,845
O2 Czech Republic AS(a)	5,609	49,075
Philippine Long Distance Telephone Co.	286	13,400
Proximus	288	9,921
TDC A/S	1,328	6,829
Telecom Italia S.p.A.*(a)	3,362	4,136
Telecom Italia S.p.A.-RSP	4,229	4,329
Telenor ASA	1,206	22,466
Turk Telekomunikasyon AS	7,296	14,386
Turkcell Iletisim Hizmetleri AS	3,581	12,478
Total Telecommunication Services		175,089
Transportation—6.3%
AP Moeller - Maersk A/S, Class A	30	45,068
AP Moeller - Maersk A/S, Class B	29	44,564
DryShips, Inc.*	47,981	8,099
DSV A/S	431	16,077
Turk Hava Yollari AO*	9,425	24,810
Total Transportation		138,618
Utilities—9.9%
CEZ AS	5,266	109,495
E.ON SE	3,046	26,103
Enel S.p.A.	6,684	29,755
Manila Electric Co.	3,719	23,584
Public Power Corp. SA	5,686	29,640
Total Utilities		218,577
Total Common Stocks
(Cost $2,331,779)		2,197,483
PREFERRED STOCK—0.4%
Automobiles & Components—0.4%
Bayerische Motoren Werke AG
(Cost $10,880)	141	$9,653

Investments	Shares	Value

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED—3.6%
Dreyfus Institutional Preferred Money Market Fund-Prime Shares, 0.06% (c) (Cost $78,565)	78,565	78,565
Total Investments—103.6% (Cost $2,421,224)		2,285,701
Liabilities in Excess of Other Assets—(3.6)%		(79,700)
Net Assets—100.0%		$2,206,001

*	Non-income producing security
(a)	All or a portion of the security was on loan. The aggregate market value of the securities on loan was $76,369; total market value of the collateral held by the fund was $78,565.
(b)	American Depositary Receipt
(c)	Rate shown represents annualized 7-day yield as of September 30, 2015.

Country	Value	% of Net Assets
Belgium	$223,984	10.1%
Bermuda	6,048	0.3
Czech Republic	217,289	9.8
Denmark	222,899	10.1
Germany	198,749	9.0
Greece	225,758	10.2
Italy	168,851	7.7
Norway	207,238	9.4
Peru	217,900	9.9
Philippines	229,254	10.4
Turkey	234,372	10.6
United Kingdom	54,794	2.5
United States	78,565	3.6
Total Investments	2,285,701	103.6
Liabilities in Excess of Other Assets	(79,700)	(3.6)
Net Assets	$2,206,001	100.0%

The accompanying notes are an integral part of these financial documents.

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

1. ORGANIZATION

The RevenueShares ETF Trust (the “Trust”) was organized as a Delaware statutory trust on December 15, 2006 and has authorized capital of unlimited shares. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”), which, as of the date of this report, is comprised of eight active funds (collectively, the “Funds” and each individually a “Fund”). The RevenueShares Large Cap Fund, RevenueShares Mid Cap Fund and RevenueShares Small Cap Fund are diversified funds under the Act, the RevenueShares Financials Sector Fund, RevenueShares ADR Fund, RevenueShares Navellier Overall A-100 Fund, RevenueShares Ultra Dividend Fund and RevenueShares Global Growth Fund are not diversified.

The objective of the RevenueShares Large Cap Fund is to outperform the total return performance of the S&P 500 Index. The objective of the RevenueShares Mid Cap Fund is to outperform the total return performance of the S&P MidCap 400 Index. The objective of the RevenueShares Small Cap Fund is to outperform the total return performance of the S&P SmallCap 600 Index. The objective of the RevenueShares Financials Sector Fund is to outperform the total return performance of the S&P 500 Financials Index. The objective of the RevenueShares ADR Fund is to outperform the total return performance of the S&P ADR Index. The objective of the RevenueShares Navellier Overall A-100 Fund is to outperform the total return performance of the Navellier Overall A-100 Index. The objective of the RevenueShares Ultra Dividend Fund is to outperform the total return performance of the S&P 900 Index. The objective of the RevenueShares Global Growth Fund is to outperform the total return performance of the S&P Global Broad Market Index

2. SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with accounting principles generally accepted in the United States, which require management to make estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amount of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from these estimates. The following summarizes the significant accounting policies of the Funds:

Investment Valuation — Securities traded on a national securities exchange are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over the counter market are valued at the latest quoted sale price in such market or in the case of the NASDAQ, at the NASDAQ Official Closing Price. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith and in accordance with procedures adopted by the Trust’s Board of Trustees (the “Board”).

The Net Asset Value (“NAV”) per share of each Fund is computed by dividing the value of the net assets of each Fund by the total number of outstanding shares of that Fund, rounded to the nearest cent. The Bank of New York Mellon calculates each Fund’s NAV at the close of the regular trading session on the NYSE, ordinarily 4:00 p.m., Eastern time on each day that such exchange is open.

Investment Transactions — Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses on sales of investment securities are calculated using the identified cost method.

Securities Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of U.S. dollar cash and/or U.S. government securities is maintained at all times. The cash collateral can be invested in a certain money market mutual fund, which may also have exposure to the fluctuations of the market. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash invested in the money market mutual fund or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Lending securities could result in a loss or delay in recovering the Fund’s securities if the borrower defaults.

The value of loaned securities and related collateral outstanding at September 30, 2015 are shown in the Schedules of Investments. The value of the collateral held may be temporarily less than that required under the lending contract. As of September 30, 2015, the collateral consisted of an institutional money market fund and U.S. Treasury Notes, U.S. Treasury Bonds and U.S. Treasury Inflation Index Bonds.

3. FAIR VALUE MEASUREMENT

The authoritative guidance for fair value measurements and disclosures, Accounting Standards Codification™ Topic 820, establishes an authoritative framework for the measurement of fair value, and enhances disclosures about fair value measurements. Furthermore, Topic 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. The Funds utilized various inputs in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels as follows:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices in an active market for similar securities, the intrinsic value of securities such as rights, warrants or options, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following summarizes inputs used as of September 30, 2015 in valuing the Funds’ assets carried at fair value:

	(Level 1)		(Level 2)		(Level 3)
Fund	Common Stock	Preferred Stock	Money Market Funds	Common Stock	Common Stock	Total
RevenueShares Large Cap Fund	$ 312,567,062	$ –	$ 2,196,594	$ –	$ –	$ 314,763,656
RevenueShares Mid Cap Fund	221,164,283	–	8,011,922	–	–	229,176,205
RevenueShares Small Cap Fund	329,771,407	–	18,747,451	–	–	348,518,858
RevenueShares Financials Sector Fund	27,549,767	–	–	–	–	27,549,767
RevenueShares ADR Fund	21,743,150	717,997	3,984,729	–	–	26,445,876
RevenueShares Navellier Overall A-100 Fund	7,179,750	–	114,901	–	–	7,294,651
RevenueShares Ultra Dividend Fund	62,064,463	–	1,750,992	–	–	63,815,455
RevenueShares Global Growth Fund	2,197,483	9,653	78,565	–	–	2,285,701

At September 30, 2015, the Funds did not hold any Level 3 securities during the period. Please refer to each Fund’s Schedule of Investments to view equity securities segregated by industry type.

The Funds’ policy is to disclose transfers between Levels based on valuations at the beginning of the reporting period. At September 30, 2015, there were no transfers between Levels 1, 2, or 3, based on the valuation input Levels assigned to securities on June 30, 2015.

4. FEDERAL INCOME TAX

At September 30, 2015, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially the same for book purposes, as indicated below:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
RevenueShares Large Cap Fund	$288,949,732	$43,207,887	$(17,393,963)	$25,813,924
RevenueShares Mid Cap Fund	227,968,259	23,706,307	(22,498,361)	1,207,946
RevenueShares Small Cap Fund	357,125,746	37,757,661	(46,364,549)	(8,606,888)
RevenueShares Financials Sector Fund	25,329,475	2,844,024	(623,732)	2,220,292
RevenueShares ADR Fund	31,669,363	1,632,593	(6,856,080)	(5,223,487)
RevenueShares Navellier Overall A-100 Fund	7,437,149	163,861	(306,359)	(142,498)
RevenueShares Ultra Dividend Fund	68,547,344	2,091,547	(6,823,436)	(4,731,889)
RevenueShares Global Growth Fund	2,421,451	34,088	(169,838)	(135,750)

5. ADDITIONAL INFORMATION

The Schedules of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Funds’ audited annual report. This report includes additional information about the Funds.

6. SUBSEQUENT EVENTS

Management has evaluated events and transactions for potential recognition or disclosure in this report through the date the report was issued. Management has determined that there were no material events that would require disclosure in this report through this date.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RevenueShares ETF Trust

By (Signature and Title)*	/s/ Vincent T. Lowry
Vincent T. Lowry
Principal Executive Officer

Date	11-30-2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Vincent T. Lowry
Vincent T. Lowry
Principal Executive Officer

Date	11-30-2015

By (Signature and Title)*	/s/ Michael Gompers
Michael Gompers
Chief Financial Officer

Date	11-30-2015

* Print the name and title of each signing officer under his or her signature.